RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit risk exposure

Assets	December 31, 2024		December 31, 2023
Cash and cash equivalents (*)	Ps.	13,256,505	Ps.	14,788,750
Trading investments in debt securities		11,937,414		7,113,380
Investments in debt securities mandatorily at FVTPL		1,425		1,889
Investments in debt securities at FVOCI		27,050,198		23,326,776
Investments in debt securities at amortized cost		10,708,367		9,996,561
Derivatives instruments		969,294		2,077,567
Hedging derivatives		54,019		48,662
Loans
Commercial		115,414,643		107,047,817
Consumer		61,976,325		59,999,611
Mortgage		22,035,727		18,486,206
Microcredit		4,375		277,529
Interbank and overnight funds		705,055		392,607
Other accounts receivable FVTPL		4,181,835		3,830,916
Other accounts receivable at amortized cost		24,138,538		22,171,973
Total financial assets with credit risk	Ps.	292,433,720	Ps.	269,560,244
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		3,082,949		3,052,607
Credit commitments		28,316,543		26,745,937
Total exposure to credit risk outside of the statement of financial position (**)	Ps.	31,399,492	Ps.	29,798,544
Total maximum exposure to credit risk	Ps.	323,833,212	Ps.	299,358,788

(*)  Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities. See Note 4.1.3 h)

(**) See details in note 4.1.9.

Disclosure of financial assets

December 31, 2024

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	116,119,698	Ps.	5,363,688	Ps.	110,756,010
Interbank and overnight funds		705,055		795		704,260
Client portfolio		115,414,643		5,362,893		110,051,750
Consumer		61,976,325		4,166,018		57,810,307
Residential mortgage		22,035,727		473,315		21,562,412
Microcredit (1)		4,375		3,618		757
Total portfolio	Ps.	200,136,125	Ps.	10,006,639	Ps.	190,129,486

(1) The decrease corresponds to the sale of portfolio by Banco de Bogotá for Ps.236,805

December 31, 2023

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	107,440,424	Ps.	5,294,622	Ps.	102,145,802
Interbank and overnight funds		392,607		22		392,585
Client portfolio		107,047,817		5,294,600		101,753,217
Consumer		59,999,611		4,307,446		55,692,165
Residential mortgage		18,486,206		379,987		18,106,219
Microcredit		277,529		53,660		223,869
Total portfolio	Ps.	186,203,770	Ps.	10,035,715	Ps.	176,168,055

Disclosure of each credit risk category

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or their projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a temporary or permanent basis, the debtor’s paying capacity or their projected cash flows to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

8	> 90%	Non-recoverability	Deemed uncollectible.

(*)  Probability of default – “PD” is the probability that the counterpart defaults in their payment obligations of capital and/or interest.

Disclosure of credit quality of financial assets

Total Portfolio

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	165,325,376	Ps.	2,733,552	Ps.	74,867	Ps.	168,133,795
7.5% - 15%		10,731,075		1,379,780		614		12,111,469
15% - 22.5%		535,897		447,250		97		983,244
22.5% - 30%		344,972		556,641		246		901,859
30% - 45%		185,460		1,570,202		1,795		1,757,457
45% - 60%		62,448		948,971		148		1,011,567
60% - 90%		9,205		1,818,316		105,882		1,933,403
> 90%		2,098		63,862		13,237,371		13,303,331
TOTAL	Ps.	177,196,531	Ps.	9,518,574	Ps.	13,421,020	Ps.	200,136,125

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	155,352,194	Ps.	2,123,462	Ps.	1,662	Ps.	157,477,318
7.5% - 15%		8,001,193		1,491,965		18		9,493,176
15% - 22.5%		635,366		454,652		13		1,090,031
22.5% - 30%		372,476		657,258		17		1,029,751
30% - 45%		122,410		2,115,980		48		2,238,438
45% - 60%		10,436		594,121		382		604,939
60% - 90%		30,479		1,640,781		3,085		1,674,345
> 90%		7		35,828		12,559,937		12,595,772
TOTAL	Ps.	164,524,561	Ps.	9,114,047	Ps.	12,565,162	Ps.	186,203,770

Commercial – Client portfolio

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	95,690,974	Ps.	1,061,196	Ps.	74,525	Ps.	96,826,695
7.5% - 15%		5,926,757		789,697		603		6,717,057
15% - 22.5%		91,248		147,840		8		239,096
22.5% - 30%		113,165		213,759		225		327,149
30% - 45%		69,485		950,652		1,711		1,021,848
45% - 60%		33,092		223,917		38		257,047
60% - 90%		2,895		76,708		97,492		177,095
> 90%		289		481		9,847,886		9,848,656
TOTAL	Ps.	101,927,905	Ps.	3,464,250	Ps.	10,022,488	Ps.	115,414,643

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	89,446,752	Ps.	922,338	Ps.	30	Ps.	90,369,120
7.5% - 15%		4,619,984		672,515		14		5,292,513
15% - 22.5%		149,734		141,027		—		290,761
22.5% - 30%		75,014		296,926		—		371,940
30% - 45%		35,159		1,384,320		—		1,419,479
45% - 60%		—		29,600		44		29,644
60% - 90%		1,652		79,911		249		81,812
> 90%		5		3,897		9,188,646		9,192,548
TOTAL	Ps.	94,328,300	Ps.	3,530,534	Ps.	9,188,983	Ps.	107,047,817

Consumer

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	49,327,615	Ps.	1,473,359	Ps.	339	Ps.	50,801,313
7.5% - 15%		4,600,920		439,437		11		5,040,368
15% - 22.5%		377,855		148,417		89		526,361
22.5% - 30%		230,075		231,107		21		461,203
30% - 45%		115,355		342,328		84		457,767
45% - 60%		29,356		511,606		110		541,072
60% - 90%		6,280		1,478,181		8,389		1,492,850
> 90%		1,809		62,817		2,590,765		2,655,391
TOTAL	Ps.	54,689,265	Ps.	4,687,252	Ps.	2,599,808	Ps.	61,976,325

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	48,882,951	Ps.	959,967	Ps.	1,624	Ps.	49,844,542
7.5% - 15%		3,162,195		630,148		3		3,792,346
15% - 22.5%		407,118		221,512		13		628,643
22.5% - 30%		287,632		303,389		17		591,038
30% - 45%		83,212		511,700		46		594,958
45% - 60%		5,394		403,500		335		409,229
60% - 90%		27,605		1,347,432		2,836		1,377,873
> 90%		2		31,127		2,729,853		2,760,982
TOTAL	Ps.	52,856,109	Ps.	4,408,775	Ps.	2,734,727	Ps.	59,999,611

Mortgage

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	19,602,506	Ps.	198,997	Ps.	3	Ps.	19,801,506
7.5% - 15%		201,894		150,646		—		352,540
15% - 22.5%		66,794		150,993		—		217,787
22.5% - 30%		1,718		111,771		—		113,489
30% - 45%		617		277,207		—		277,824
45% - 60%		—		213,437		—		213,437
60% - 90%		—		263,418		1		263,419
> 90%		—		564		795,161		795,725
TOTAL	Ps.	19,873,529	Ps.	1,367,033	Ps.	795,165	Ps.	22,035,727

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	16,462,013	Ps.	241,157	Ps.	8	Ps.	16,703,178
7.5% - 15%		192,612		189,280		1		381,893
15% - 22.5%		64,124		92,026		—		156,150
22.5% - 30%		1,654		56,932		—		58,586
30% - 45%		594		219,707		2		220,303
45% - 60%		—		160,222		3		160,225
60% - 90%		—		200,657		—		200,657
> 90%		—		804		604,410		605,214
TOTAL	Ps.	16,720,997	Ps.	1,160,785	Ps.	604,424	Ps.	18,486,206

Microcredit

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	418	Ps.	—	Ps.	—	Ps.	418
7.5% - 15%		312		—		—		312
15% - 22.5%		—		—		—		—
22.5% - 30%		14		4		—		18
30% - 45%		3		15		—		18
45% - 60%		—		11		—		11
60% - 90%		30		9		—		39
> 90%		—		—		3,559		3,559
TOTAL	Ps.	777	Ps.	39	Ps.	3,559	Ps.	4,375

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	167,871	Ps.	—	Ps.	—	Ps.	167,871
7.5% - 15%		26,402		22		—		26,424
15% - 22.5%		14,390		87		—		14,477
22.5% - 30%		8,176		11		—		8,187
30% - 45%		3,445		253		—		3,698
45% - 60%		5,042		799		—		5,841
60% - 90%		1,222		12,781		—		14,003
> 90%		—		—		37,028		37,028
TOTAL	Ps.	226,548	Ps.	13,953	Ps.	37,028	Ps.	277,529

Interbank and overnight funds

December 31, 2024
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	703,863	Ps.	—	Ps.	—	Ps.	703,863
7.5% - 15%		1,192		—		—		1,192
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	705,055	Ps.	—	Ps.	—	Ps.	705,055

December 31, 2023
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	392,607	Ps.	—	Ps.	—	Ps.	392,607
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	392,607	Ps.	—	Ps.	—	Ps.	392,607

Loan commitments and financial guarantee contracts

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	27,724,323	Ps.	65,537	Ps.	666	Ps.	27,790,526
7.5% - 15%		460,057		437,341		46		897,444
15% - 22.5%		79,091		2,207,502		39		2,286,632
22.5% - 30%		22,053		6,514		29		28,596
30% - 45%		12,330		133,364		179		145,873
45% - 60%		539		74,023		52		74,614
60% - 90%		244		2,867		334		3,445
> 90%		5		2,370		169,987		172,362
TOTAL	Ps.	28,298,642	Ps.	2,929,518	Ps.	171,332	Ps.	31,399,492

	December 31, 2023
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	26,560,070	Ps.	74,846	Ps.	205	Ps.	26,635,121
7.5% - 15%		217,078		901,543		14		1,118,635
15% - 22.5%		30,108		1,684,982		17		1,715,107
22.5% - 30%		8,822		4,715		74		13,611
30% - 45%		1,059		145,865		138		147,062
45% - 60%		2		2,821		252		3,075
60% - 90%		9		1,050		426		1,485
> 90%		1		301		164,146		164,448
TOTAL	Ps.	26,817,149	Ps.	2,816,123	Ps.	165,272	Ps.	29,798,544

Disclosure of credit worthiness

	December 31, 2024		December 31, 2023
Investment grade	Ps.	13,256,226	Ps.	14,788,284
Central bank		4,166,796		6,857,510
Financial entities		9,089,430		7,930,774
Speculative grade		279		466
Central bank		279		466
Cash and cash equivalent with third parties	Ps.	13,256,505	Ps.	14,788,750
Cash held by entity (*)	Ps.	3,742,354	Ps.	3,809,111
Total	Ps.	16,998,859	Ps.	18,597,861

(*)  Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

Disclosure of other receivables

		December 31, 2024
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for government and corporate customers	Ps.	15,962,982	Ps.	—	Ps.	1,298	Ps.	—	Ps.	15,964,280
Other accounts receivable related to gas, energy services, contributions and others		1,497,946		130,745		144,634		—		1,773,325
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		6,400,933		6,400,933
Total other receivables	Ps.	17,460,928	Ps.	130,745	Ps.	145,932	Ps.	6,400,933	Ps.	24,138,538

		December 31, 2023
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for government and corporate customers	Ps.	14,569,999	Ps.	—	Ps.	1,535	Ps.	—	Ps.	14,571,534
Other accounts receivable related to gas, energy services, contributions and others		1,143,548		119,607		184,829		—		1,447,984
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		6,152,455		6,152,455
Total other receivables	Ps.	15,713,547	Ps.	119,607	Ps.	186,364	Ps.	6,152,455	Ps.	22,171,973

Disclosure of exposure to credit risk by segment for accounts receivable

	December 31, 2024
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	308,014	Ps.	—	Ps.	—	Ps.	308,014
Gas		843,852		119,622		90,587		1,054,061
Energy		110,794		11,123		54,047		175,964
Other accounts receivable		235,286		—		—		235,286
Total segmentation	Ps.	1,497,946	Ps.	130,745	Ps.	144,634	Ps.	1,773,325

	December 31, 2023
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	88,148	Ps.	—	Ps.	—	Ps.	88,148
Gas		709,422		111,786		102,077		923,285
Energy		84,960		7,821		82,752		175,533
Other accounts receivable		261,018		—		—		261,018
Total segmentation	Ps.	1,143,548	Ps.	119,607	Ps.	184,829	Ps.	1,447,984

Disclosure of information about the exposure to credit risk and ECLs for other accounts receivables

	Weighted-	Gross
	(average loss	carrying		Loss			Credit-
December 31, 2024	rate )	amount		allowance			impaired
0–30 days past due	0.54%	Ps.	5,021,674	Ps.	26,971	Ps.	—
31–60 days past due	1.11%		128,404		1,428		—
61–90 days past due	0.94%		179,719		1,682		—
More than 90 days past due	13.88%		1,071,136		148,658		1,071,136
		Ps.	6,400,933	Ps.	178,739	Ps.	1,071,136

	Weighted-	Gross
	(average loss	carrying		Loss			Credit-
December 31, 2023	rate )	amount		allowance			impaired
0–30 days past due	0.18%	Ps.	4,949,057	Ps.	8,889	Ps.	—
31–60 days past due	0.36%		173,165		621		—
61–90 days past due	1.89%		106,196		2,007		—
More than 90 days past due	19.26%		924,037		177,968		924,037
		Ps.	6,152,455	Ps.	189,485	Ps.	924,037

Disclosure of credit rating in trading derivatives and hedge derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2024
Derivative assets	Ps.	104,988,291	Ps.	969,294	Ps.	14,317,598	Ps.	10,246
Derivative liabilities		64,053,439		1,011,934		10,715,432		6,646
2023
Derivative assets	Ps.	77,206,096	Ps.	2,077,567	Ps.	30,658,137	Ps.	4,272
Derivative liabilities		64,716,179		2,154,361		15,739,527		10,399

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		Amount		value		amount		value
2024
Derivative assets	Ps.	7,330,349	Ps.	54,019	Ps.	—	Ps.	—
Derivative liabilities		2,355,232		21,658		—		—
2023
Derivative assets	Ps.	3,765,455	Ps.	48,662	Ps.	—	Ps.	—
Derivative liabilities		5,109,351		217,566		—		—

Disclosure of mortgage loans and advances by range of lone-to-value (LTV) ratio

	December 31, 2024		December 31, 2023
LTV ratio
Less than 50%	Ps.	9,427,666	Ps.	7,784,742
51 – 70%		7,820,690		6,379,677
71 – 90%		3,964,073		3,281,508
91 – 100%		556,783		771,664
More than 100%		266,515		268,615
Total	Ps.	22,035,727	Ps.	18,486,206

Credit-impaired mortgage loans

For credit-impaired loans the value of collateral is based on the most recent appraisals.

	December 31, 2024		December 31, 2023
LTV ratio
Less than 50%	Ps.	205,345	Ps.	146,489
51 – 70%		320,667		252,655
More than 70%		269,153		205,280
Total	Ps.	795,165	Ps.	604,424

Disclosure of credit portfolio per type of guarantees received NOT USED IN 2024 20-F

									Interbank and
December 31, 2024	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	66,304,089	Ps.	55,712,783	Ps.	804	Ps.	3,601	Ps.	477,144	Ps.	122,498,421
Loans secured by other banks		95,043		247		—		—		—		95,290
Collateralized credits:
Mortgages		1,558,240		136,137		19,694,826		42		—		21,389,245
Other real estate		13,157,554		255,098		862		481		—		13,413,995
Investments in equity instruments		358,719		—		—		—		—		358,719
Deposits in cash or cash equivalents		1,117,748		202,268		—		—		—		1,320,016
Leased machineries and vehicles		8,923,078		18,212		2,320,866		—		—		11,262,156
Fiduciary agreements, standby letters and guarantee funds		10,201,495		20,411		18,366		245		—		10,240,517
Pledged income		3,681,176		—		—		—		—		3,681,176
Pledges		3,345,798		5,554,335		3		—		—		8,900,136
Other assets		6,671,703		76,834		—		6		227,911		6,976,454
Total gross loan portfolio	Ps.	115,414,643	Ps.	61,976,325	Ps.	22,035,727	Ps.	4,375	Ps.	705,055	Ps.	200,136,125

									Interbank and
December 31, 2023	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	60,462,815	Ps.	54,320,369	Ps.	1,277	Ps.	257,610	Ps.	88,588	Ps.	115,130,659
Loans secured by other banks		202,667		109		—		—		—		202,776
Collateralized credits:
Mortgages		1,388,044		147,499		16,370,941		497		—		17,906,981
Other real estate		11,949,592		226,614		1,603		112		—		12,177,921
Investments in equity instruments		392,474		—		—		—		—		392,474
Deposits in cash or cash equivalents		1,101,686		145,901		—		—		—		1,247,587
Leased machineries and vehicles		8,715,508		14,947		2,066,476		—		—		10,796,931
Fiduciary agreements, standby letters and guarantee funds		9,654,206		21,705		45,909		18,927		—		9,740,747
Pledged income		3,710,759		—		—		—		—		3,710,759
Pledges		3,498,054		5,064,634		—		27		—		8,562,715
Other assets		5,972,012		57,833		—		356		304,019		6,334,220
Total gross loan portfolio	Ps.	107,047,817	Ps.	59,999,611	Ps.	18,486,206	Ps.	277,529	Ps.	392,607	Ps.	186,203,770

As of December 31, 2024, and 2023, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2024				December 31, 2023
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	34,004,844	Ps.	25,569,949	Ps.	23,484,250	Ps.	15,996,375
Stage 3		3,404,067		2,840,416		2,952,217		2,429,026
	Ps.	37,408,911	Ps.	28,410,365	Ps.	26,436,467	Ps.	18,425,401

Disclosure of loss allowance on loans assuming each forward-looking scenario

		December 31, 2024					December 31, 2023
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	115,414,643	Ps.	115,414,643	Ps.	115,414,643	Ps.	107,047,817	Ps.	107,047,817	Ps.	107,047,817
Consumer		61,976,325		61,976,325		61,976,325		59,999,611		59,999,611		59,999,611
Mortgages		22,035,727		22,035,727		22,035,727		18,486,206		18,486,206		18,486,206
Microcredit		4,375		4,375		4,375		277,529		277,529		277,529
Interbank and overnight founds		705,055		705,055		705,055		392,607		392,607		392,607
Total gross exposure	Ps.	200,136,125	Ps.	200,136,125	Ps.	200,136,125	Ps.	186,203,770	Ps.	186,203,770	Ps.	186,203,770

Loss Allowance for each scenario
Commercial	Ps.	5,309,528	Ps.	5,336,949	Ps.	5,430,691	Ps.	5,272,129	Ps.	5,289,159	Ps.	5,341,865
Consumer		4,118,656		4,168,736		4,239,720		4,246,126		4,273,465		4,336,939
Mortgages		468,275		471,634		480,073		372,739		378,986		384,902
Microcredit		3,611		3,610		3,613		53,754		53,618		53,662
Interbank and overnight founds		2,505		2,619		3,029		127		126		136
Total Loss Allowance	Ps.	9,902,575	Ps.	9,983,548	Ps.	10,157,126	Ps.	9,944,875	Ps.	9,995,354	Ps.	10,117,504
The table below shows the loan portfolio in Stage 2 for each scenario.
Proportion of Assets in Stage 2
Commercial		3.2%		3.2%		3.8%		3.6%		3.6%		3.9%
Consumer		7.6%		8.2%		8.7%		6.9%		7.1%		7.6%
Mortgages		6.0%		8.4%		8.4%		5.6%		5.7%		5.7%
Microcredit		0.9%		0.9%		0.9%		5.0%		5.0%		5.0%
Interbank and overnight founds		—%		—%		—%		—%		—%		—%

Disclosure of each exposure to a credit risk grade

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.
-Information collected internally about the behavior of customers.	-Information of the different sectors.
-Information from the different economics sectors.

Disclosure of loss allowance

	December 31, 2024
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	724,075	Ps.	217,588	Ps.	4,421,230	Ps.	—	Ps.	5,362,893
Loan consumer portfolio		1,105,918		927,310		2,132,790		—		4,166,018
Loan mortgage portfolio		60,088		71,839		341,388		—		473,315
Loan microcredit portfolio		59		14		3,545		—		3,618
Loan interbank and overnight founds portfolio		794		1		—		—		795
Total loan portfolio	Ps.	1,890,934	Ps.	1,216,752	Ps.	6,898,953	Ps.	—	Ps.	10,006,639
Investments in debt securities at amortized cost		14,329		4,346		—		—		18,675
Other accounts receivable		31,226		22,196		117,508		191,041		361,971
Total loss allowance financial assets at amortized cost	Ps.	1,936,489	Ps.	1,243,294	Ps.	7,016,461	Ps.	191,041	Ps.	10,387,285

Investments in debt securities at FVOCI	Ps.	18,310	Ps.	—	Ps.	—	Ps.	—	Ps.	18,310
Loan commitments and financial guarantee contracts		62,509		7,671		2,234		—		72,414
Total loss allowance	Ps.	2,017,308	Ps.	1,250,965	Ps.	7,018,695	Ps.	191,041	Ps.	10,478,009

	December 31, 2023
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	612,441	Ps.	218,824	Ps.	4,463,335	Ps.	—	Ps.	5,294,600
Loan consumer portfolio		1,141,997		993,268		2,172,181		—		4,307,446
Loan mortgage portfolio		45,080		66,333		268,574		—		379,987
Loan microcredit portfolio		12,068		6,366		35,226		—		53,660
Loan interbank and overnight founds portfolio		22		—		—		—		22
Total loan portfolio	Ps.	1,811,608	Ps.	1,284,791	Ps.	6,939,316	Ps.	—	Ps.	10,035,715
Investments in debt securities at amortized cost		12,613		4,269		—		—		16,882
Other accounts receivable		25,965		19,188		141,129		199,382		385,664
Total loss allowance financial assets at amortized cost	Ps.	1,850,186	Ps.	1,308,248	Ps.	7,080,445	Ps.	199,382	Ps.	10,438,261

Investments in debt securities at FVOCI	Ps.	12,972	Ps.	—	Ps.	—	Ps.	—	Ps.	12,972
Loan commitments and financial guarantee contracts		61,637		7,682		949		—		70,268
Total loss allowance	Ps.	1,924,795	Ps.	1,315,930	Ps.	7,081,394	Ps.	199,382	Ps.	10,521,501

Disclosure of impairment losses per portfolio

The table below presents impairment losses per portfolio:

		As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
Commercial	Ps.	758,365	Ps.	203,061	Ps.	622,783
Consumer		3,839,464		4,426,014		2,498,699
Mortgage		145,522		65,856		(25,202)
Microcredit		(10,902)		31,901		5,497
Interbank and overnight funds		773		(1,422)		(942)
Total loan portfolio	Ps.	4,733,222	Ps.	4,725,410	Ps.	3,100,835
Other receivables(1)		93,069		76,664		78,641
Net portfolio provision impact on income statement	Ps.	4,826,291	Ps.	4,802,074	Ps.	3,179,476

(1) Includes net of loss allowance presented as part of “Costs and expenses of sales goods and services” as of December 2024 Ps. (71,157) as of December 2023 Ps. (51,035) and as of December 2022 Ps. (59,073).

Disclosure of loans stage 3 individually assessed for ECL the gross amount and loss allowance balances

	December 31, 2024
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	262,667	Ps.	262,373	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	262,667	Ps.	262,373	Ps.	—

With recognized provision
Commercial	Ps.	7,775,982	Ps.	1,348,148	Ps.	2,950,023
Consumer		6,512		4,332		3,868
Residential mortgage		19,828		1,970		11,541
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	7,802,322	Ps.	1,354,450	Ps.	2,965,432
Totals
Commercial	Ps.	8,038,649	Ps.	1,610,521	Ps.	2,950,023
Consumer		6,512		4,332		3,868
Residential mortgage		19,828		1,970		11,541
Repos, interbank loans portfolio		—		—		—
Total	Ps.	8,064,989	Ps.	1,616,823	Ps.	2,965,432

	December 31, 2023
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	240,358	Ps.	239,937	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	240,358	Ps.	239,937	Ps.	—

With recognized provision
Commercial	Ps.	7,080,758	Ps.	1,075,446	Ps.	3,196,800
Consumer		3,144		—		1,959
Residential mortgage		12,515		1,970		10,507
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	7,096,417	Ps.	1,077,416	Ps.	3,209,266
Totals
Commercial	Ps.	7,321,116	Ps.	1,315,383	Ps.	3,196,800
Consumer		3,144		—		1,959
Residential mortgage		12,515		1,970		10,507
Repos, interbank loans portfolio		—		—		—
Total	Ps.	7,336,775	Ps.	1,317,353	Ps.	3,209,266

Disclosure of credit portfolio distribution by economic sector

Sector	December 31, 2024%			December 31, 2023%
Consumer services	Ps.	89,687,446	44.8%	Ps.	84,358,141	45.3%
Commercial services		43,792,710	21.9%		40,341,863	21.7%
Construction		15,046,109	7.5%		14,733,390	7.9%
Public services		9,218,309	4.6%		7,172,123	3.9%
Food, beverage and tobacco		7,577,678	3.8%		7,191,477	3.9%
Other industrial and manufacturing products		6,857,011	3.4%		6,410,022	3.4%
Transportation and communications		6,499,070	3.2%		6,283,172	3.4%
Chemical production		5,539,036	2.8%		5,414,605	2.9%
Government		5,471,013	2.7%		5,367,471	2.9%
Agricultural		4,538,856	2.3%		4,192,847	2.3%
Mining products and oil		2,754,170	1.4%		1,500,686	0.8%
Trade and tourism		1,724,337	0.9%		1,622,212	0.8%
Other		1,430,380	0.7%		1,615,761	0.8%
Total of each economic sector	Ps.	200,136,125	100.0%	Ps.	186,203,770	100.0%

Disclosure of credit risk at the level in the different geographic areas

December 31, 2024	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	95,610,708	Ps.	57,719,813	Ps.	18,494,856	Ps.	4,375	Ps.	395,382	Ps.	172,225,134
Panama		9,455,147		4,248,452		3,540,871		—		214,187		17,458,657
United States		6,685,567		7,984		—		—		93,474		6,787,025
Guatemala		432,151		—		—		—		—		432,151
Costa Rica		125,689		—		—		—		2,012		127,701
Honduras		392,236		—		—		—		—		392,236
El Salvador		13,919		—		—		—		—		13,919
Nicaragua		412		—		—		—		—		412
Other countries		2,698,814		76		—		—		—		2,698,890
Total gross loan portfolio	Ps.	115,414,643	Ps.	61,976,325	Ps.	22,035,727	Ps.	4,375	Ps.	705,055	Ps.	200,136,125

December 31, 2023	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	90,146,557	Ps.	56,659,813	Ps.	15,363,688	Ps.	277,529	Ps.	320,400	Ps.	162,767,987
Panama		7,881,116		3,339,663		3,122,518		—		21,512		14,364,809
United States		5,857,040		—		—		—		50,089		5,907,129
Guatemala		218,838		—		—		—		—		218,838
Costa Rica		115,868		—		—		—		606		116,474
Honduras		298,941		—		—		—		—		298,941
El Salvador		6,704		—		—		—		—		6,704
Nicaragua		605		—		—		—		—		605
Other countries		2,522,148		135		—		—		—		2,522,283
Total gross loan portfolio	Ps.	107,047,817	Ps.	59,999,611	Ps.	18,486,206	Ps.	277,529	Ps.	392,607	Ps.	186,203,770

Disclosure of classification of loan portfolio by type of currency

December 31, 2024	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	86,935,650	Ps.	28,478,993	Ps.	115,414,643
Consumer		57,615,997		4,360,328		61,976,325
Residential mortgage		18,494,740		3,540,987		22,035,727
Microcredit		4,375		—		4,375
Interbank and overnight funds		272,307		432,748		705,055
Total gross loan portfolio	Ps.	163,323,069	Ps.	36,813,056	Ps.	200,136,125

December 31, 2023	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	83,083,022	Ps.	23,964,795	Ps.	107,047,817
Consumer		56,580,248		3,419,363		59,999,611
Residential mortgage		15,363,549		3,122,657		18,486,206
Microcredit		277,529		—		277,529
Interbank and overnight funds		159,757		232,850		392,607
Total gross loan portfolio	Ps.	155,464,105	Ps.	30,739,665	Ps.	186,203,770

Disclosure of investments in debt securities by location

		December 31,		December 31,
	2024		2023
Colombia	Ps.	39,769,376	Ps.	33,713,283
Panama		6,114,059		3,952,223
United States of America		1,543,389		1,421,010
Brazil		128,970		114,879
Mexico		583,979		410,599
Costa Rica		110,714		95,643
Chile		524,430		182,398
Peru		443,698		177,096
Paraguay		102,473		37,177
Japan		22,957		—
Germany		15,806		—
Total by country	Ps.	49,359,851	Ps.	40,104,308
Bladex (Foreign Trade Bank of Latin America)		216,218		225,642
Andean Development Corporation (Corporación Andina de Fomento)		117,061		105,107
Inter-American Corporation for the Financing of Infrastructure		4,274		3,549
Multilateral	Ps.	337,553	Ps.	334,298
Total investments in debt securities	Ps.	49,697,404	Ps.	40,438,606

Disclosure of detail of sovereign debt portfolio issued by Central Governments per country

	December 31, 2024			December 31, 2023
			%			%
Investment grade (1)
Colombia	Ps.	28,361,534	78.64%	Ps.	22,768,597	82.14%
Panama		2,724,276	7.55%		1,077,656	3.89%
Chile		238,765	0.66%		3,768	0.01%
Peru		37,023	0.10%		—	—%
Germany		15,806	0.04%		—	—%
Mexico		17,987	0.05%		16,268	0.06%
United States of America		1,465,956	4.06%		1,371,842	4.95%
Total Investment grade	Ps.	32,861,347	91.10%	Ps.	25,238,131	91.05%
Speculative (2)
Brazil		30,266	0.08%		27,643	0.10%
Colombia		3,101,625	8.60%		2,384,493	8.60%
Costa Rica		78,765	0.22%		68,454	0.25%
Total Speculative	Ps.	3,210,656	8.90%	Ps.	2,480,590	8.95%
	Ps.	36,072,003	100.00%	Ps.	27,718,721	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2024				December 31, 2023
			%			%
Investment Grade (1)
Panama (*)	Ps.	204,855	100.00%	Ps.	145,489	100.00%
Total Investment grade	Ps.	204,855	100.00%	Ps.	145,489	100.00%

Total sovereign risk	Ps.	36,276,858	100.00%	Ps.	27,864,210	100.00%
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

(*)      These investments correspond to the National Bank of Panama, which is the official Bank and has the functions of a Central Bank, however, it does not have the power to issue banknotes or reserve requirements.

Disclosure of balance of restructured loans

Restructured loans	December 31, 2024		December 31, 2023
Local currency	Ps.	5,495,475	Ps.	4,346,710
Foreign currency		1,955,612		1,646,876
Total restructured	Ps.	7,451,087	Ps.	5,993,586

Disclosure of total of foreclosed assets received and sold

	December 31, 2024		December 31, 2023
Foreclosed assets received	Ps.	116,299	Ps.	76,116
Foreclosed assets sold		43,731		90,940

Disclosure of detail of the guarantees, letters of credit and credit commitments on non-used credit lines NOT USED IN 2024 20-F

Loan commitments and financial guarantee contracts

	December 31, 2024		December 31, 2023
	Notional amount		Notional amount
Unused credit card limits	Ps.	12,933,383	Ps.	12,449,298
Approved credits not disbursed		5,432,167		4,818,508
Credit arrangements		4,583,513		4,223,426
Guarantees		3,082,949		3,052,607
Unused limits of overdrafts		2,261,456		2,264,226
Unused letters of credit		382,953		735,472
Other		2,723,071		2,255,007
Total	Ps.	31,399,492	Ps.	29,798,544

Disclosure of guarantees, letters of credit and credit commitments on non-used credit lines

	December 31, 2024		December 31, 2023
Colombian Pesos	Ps.	27,533,438	Ps.	25,821,105
U.S. dollars		3,847,658		3,962,607
Euro		14,517		13,585
Other		3,879		1,247
Total	Ps.	31,399,492	Ps.	29,798,544

Disclosure of detail of the credit commitments

December 31, 2024

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,023,313	Ps.	—	Ps.	1,023,313	Ps.	(1,951,440)	Ps.	(162,729)	Ps.	(1,090,856)
Repurchase agreements		1,940,488		—		1,940,488		(667)		—		1,939,821
Total	Ps.	2,963,801	Ps.	—	Ps.	2,963,801	Ps.	(1,952,107)	Ps.	(162,729)	Ps.	848,965

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,033,592	Ps.	—	Ps.	1,033,592	Ps.	(208,181)	Ps.	(71,745)	Ps.	753,666
Repurchase agreements		17,686,789		—		17,686,789		(20,719,224)		(336,987)		(3,369,422)
Total	Ps.	18,720,381	Ps.	—	Ps.	18,720,381	Ps.	(20,927,405)	Ps.	(408,732)	Ps.	(2,615,756)

December 31, 2023

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	2,126,229	Ps.	—	Ps.	2,126,229	Ps.	(1,911,903)	Ps.	(235,189)	Ps.	(20,863)
Repurchase agreements		1,708,779		—		1,708,779		(27,803)		—		1,680,976
Total	Ps.	3,835,008	Ps.	—	Ps.	3,835,008	Ps.	(1,939,706)	Ps.	(235,189)	Ps.	1,660,113

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	2,371,927	Ps.	—	Ps.	2,371,927	Ps.	(313,095)	Ps.	(245,344)	Ps.	1,813,488
Repurchase agreements		14,371,597		—		14,371,597		(16,874,942)		(1,025,691)		(3,529,036)
Total	Ps.	16,743,524	Ps.	—	Ps.	16,743,524	Ps.	(17,188,037)	Ps.	(1,271,035)	Ps.	(1,715,548)

Disclosure of breakdown of financial assets and liabilities exposed to trading risk held

Account	December 31, 2024		December 31, 2023
Financial assets
Debt financial assets
Trading investments in debt securities	Ps.	11,937,414	Ps.	7,113,380
Investments in debt securities mandatorily at FVTPL		1,425		1,889
Investments in debt securities at FVOCI		27,050,198		23,326,776
Total debt securities	Ps.	38,989,037	Ps.	30,442,045
Derivative assets instruments	Ps.	969,294	Ps.	2,077,567
Hedging derivatives assets		54,019		48,662
Total, active derivative instruments	Ps.	1,023,313	Ps.	2,126,229
Total financial assets	Ps.	40,012,350	Ps.	32,568,274
Liabilities
Derivative liabilities instruments	Ps.	1,011,934	Ps.	2,154,361
Hedging derivatives liabilities		21,658		217,566
Total financial liabilities	Ps.	1,033,592	Ps.	2,371,927
Net position	Ps.	38,978,758	Ps.	30,196,347

Disclosure of market value-at-risk (VaR) for subsidiaries

		December 31, 2024			December 31, 2023
			Basis points of			Basis points of
Entity		Value at Risk	regulatory capital		Value at Risk	regulatory capital
Banco Bogotá S.A.	Ps.	318,203	52	Ps.	639,228	111
Banco de Occidente S.A.		381,972	113		218,355	67
Banco AV Villas S.A.		22,567	26		47,004	55
Banco Popular S.A. (1)		291,145	152		336,718	185
Corficolombiana S.A. (1)		320,096	674		240,068	519
Porvenir S.A.		3,832	57		10,927	92
Aval Casa de Bolsa S.A.		6,790	58		3,598	48
Aval Fiduciaria S.A.		717	85		865	144

Disclosure of breaks down our investments subject to regulatory VaR

		At December 31,
		2024					2023
		Investment					Investment
		subject to			Percentage		subject to
		Regulatory		Regulatory	of		Regulatory		Regulatory	Percentage of
		VaR		VaR	portfolio		VaR		VaR	portfolio
More than 36 months	Ps.	101,483		14,918	100%	Ps.	43,765	Ps.	6,433	100%
Total	Ps.	101,483	Ps.	14,918	100%	Ps.	43,765	Ps.	6,433	100%

Disclosure of foreign currency assets and liabilities are in U.S. dollars and foreign currencies

December 31,2024		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	1,338	62	Ps.	5,913,128
Trading investments in debt securities	61	—		267,836
Investments in debt securities at FVOCI	2,412	4		10,649,301
Investments in debt securities at amortized cost	580	—		2,558,707
Loan portfolio financial assets at amortized cost	8,347	2		36,813,056
Derivative financial assets held for trading	207	6		341,310
Derivative financial assets held for hedging	2	—		43,377
Trade receivable	714	—		3,164,035
Total financial assets	13,661	74	Ps.	59,750,750

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	243	4	Ps.	236,242
Derivative financial liabilities held for hedging	1	—		16,408
Customer deposits	7,246	34		32,100,339
Financial obligations	8,258	5		36,432,897
Accounts payable	159	—		701,338
Total financial liabilities	15,907	43		69,487,224
Net financial asset (liability) position	(2,246)	31	Ps.	(9,736,474)

December 31,2023		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	1,248	60	Ps.	4,996,706
Trading investments in debt securities	78	—		298,792
Investments in debt securities at FVOCI	1,930	—		7,376,923
Investments in debt securities at amortized cost	597	—		2,280,108
Loan portfolio financial assets at amortized cost	8,043	—		30,739,665
Derivative financial assets held for trading	544	—		2,077,567
Derivative financial assets held for hedging	—	—		687
Trade receivable	719	—		2,748,599
Total financial assets	13,159	60	Ps.	50,519,047

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	564	—	Ps.	2,154,361
Derivative financial liabilities held for hedging	53	—		204,202
Customer deposits	7,048	34		27,070,411
Financial obligations	8,072	1		30,857,352
Accounts payable	242	—		921,552
Total financial liabilities	15,979	35	Ps.	61,207,878
Net financial asset (liability) position	(2,820)	25	Ps.	(10,688,831)

Disclosure of sensitivities of profit or loss before taxes and equity (OCI) to reasonably possible changes in exchange rates

December 31,2024	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	1,801	Ps.	(1,801)
Profit and loss before taxes		(53,818)		53,818

December 31,2023	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	2,840	Ps.	(2,840)
Profit and loss before taxes		(174,869)		174,869

(1)   The sensitivity in equity considers mainly assets and liabilities of entities with functional currencies different from the Group’s presentation currency compensated with derivatives and financial labilities designated to hedge net investments in foreign operations.

Schedule of results of delta economic value of equity and net interest margin measurements

Below are the results of the Delta EVE and Delta NIM measurements as of December 31, 2024:

	December 31, 2024
	Maximum Delta MNI	Maximum Delta VEP	Delta VEP / PBO+PBA
	(in Ps)	(in Ps)	(in percentages)
Banco de Bogotá	(692,350)	(1,216,132)	8.57
Banco de Occidente	(538,969)	(331,065)	7.17
Banco Popular	(328,276)	(408,513)	21.00
Banco AV Villas	(141,779)	(136,325)	10.87

Disclosure of results of NIM and EVE Shocks

	December 31, 2024
	Parallel upward shock	Parallel downward shock	Steepening shock (short-term rates down, long-term rates up)	Flattening shock (short-term rates up, long-term rates down)	Short-term upward shock	Short-term downward shock

	(in Ps)
Banco de Bogotá	(1,216,132)	311,377	133,630	(657,975)	(692,773)	135,650
Banco de Occidente	(322,975)	(85,678)	155,760	(331,065)	(269,128)	49,635
Banco Popular	(408,513)	252,939	128,062	(199,153)	(255,127)	167,920
Banco AV Villas	(136,325)	23,948	36,585	(74,329)	(95,345)	22,022

Disclosure of interest rates exposure for assets and liabilities

December 31,2024
	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	6,669,978	Ps.	—	Ps.	—	Ps.	—	Ps.	10,328,881	Ps.	16,998,859
Trading investments in debt securities		64,537		143,911		313,373		11,415,593		—		11,937,414
Investments in debt securities mandatorily at FVTPL		—		—		1,425		—		—		1,425
Investments in debt securities at FVOCI		373,026		1,495,003		2,726,862		22,455,307		—		27,050,198
Investments in debt securities at amortized cost		1,120,442		3,339,892		3,707,096		2,540,937		—		10,708,367
Trade receivable at FVTPL		—		—		—		4,181,835		—		4,181,835
Commercial loans		20,631,803		32,557,719		12,808,582		49,416,539		—		115,414,643
Consumer loans		5,272,130		3,108,991		2,709,402		50,885,802		—		61,976,325
Mortgages loans		3,810,727		184,803		122,800		17,917,397		—		22,035,727
Microcredit loans		2,850		274		60		1,191		—		4,375
Interbank and overnight founds		704,516		539		—		—		—		705,055
Trade receivable		14,665		6,589		189		2,230,108		21,886,987		24,138,538
Total Assets	Ps.	38,664,674	Ps.	40,837,721	Ps.	22,389,789	Ps.	161,044,709	Ps.	32,215,868	Ps.	295,152,761

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	6,064,076	Ps.	—	Ps.	—	Ps.	—	Ps.	18,515,460	Ps.	24,579,536
Time deposits		6,739,476		50,866,874		23,336,940		15,386,537		—		96,329,827
Saving deposits		79,614,904		—		—		—		—		79,614,904
Other deposits		13,359		108,392		—		—		226,159		347,910
Interbank and overnight funds		17,651,017		527,638		331,114		—		—		18,509,769
Leases contracts		4,688		49,090		78,360		2,734,130		—		2,866,268
Borrowing from banks and similar		1,914,071		9,195,194		3,684,782		6,400,543		—		21,194,590
Long-term debt		157,427		4,855,835		286,286		20,916,299		—		26,215,847
Borrowing from development entities		1,458,628		1,384,416		27,327		1,166,930		—		4,037,301
Total Liabilities	Ps.	113,617,646	Ps.	66,987,439	Ps.	27,744,809	Ps.	46,604,439	Ps.	18,741,619	Ps.	273,695,952

December 31,2023
	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,565,042	Ps.	854	Ps.	—	Ps.	—	Ps.	13,031,965	Ps.	18,597,861
Trading investments in debt securities		41,179		251,925		539,012		6,281,264		—		7,113,380
Investments in debt securities mandatorily at FVTPL		—		—		439		1,450		—		1,889
Investments in debt securities at FVOCI		110,939		720,636		3,727,517		18,767,684		—		23,326,776
Investments in debt securities at amortized cost		927,454		3,402,597		3,389,804		2,276,706		—		9,996,561
Trade receivable at FVTPL		—		—		—		3,830,916		—		3,830,916
Commercial loans		12,496,990		48,530,829		11,530,367		34,489,631		—		107,047,817
Consumer loans		4,014,604		3,485,355		1,627,002		50,872,650		—		59,999,611
Mortgages loans		3,369,639		218,540		6,817		14,891,210		—		18,486,206
Microcredit loans		23,946		11,431		33,079		209,073		—		277,529
Interbank and overnight founds		247,668		144,939		—		—		—		392,607
Trade receivable		12,346		4,380		3,207		1,704,180		20,447,860		22,171,973
Total Assets	Ps.	26,809,807	Ps.	56,771,486	Ps.	20,857,244	Ps.	133,324,764	Ps.	33,479,825	Ps.	271,243,126

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	4,746,654	Ps.	—		11,904,157		—		7,159,048	Ps.	23,809,859
Time deposits		8,037,475		39,999,744		21,559,845		17,000,396		—		86,597,460
Saving deposits		71,149,883		—		—		—		—		71,149,883
Other deposits		12,379		15,455		—		—		402,360		430,194
Interbank and overnight funds		13,298,927		1,762,116		—		20,877		—		15,081,920
Leases contracts		3,962		55,871		77,762		2,654,153		—		2,791,748
Borrowing from banks and similar		2,001,170		6,011,525		2,710,163		8,703,854		—		19,426,712
Long-term debt		58,142		4,053,694		565,465		18,750,525		—		23,427,826
Borrowing from development entities		2,441,548		1,082,184		165,940		1,123,461		—		4,813,133
Total Liabilities	Ps.	101,750,140	Ps.	52,980,589	Ps.	36,983,332	Ps.	48,253,266	Ps.	7,561,408	Ps.	247,528,735

Disclosure of breakdown of non-interest-bearing and interest-bearing assets and liabilities by interest rate type and by maturity

December 31,2024
	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash and cash equivalents	Ps.	767,956	Ps.	5,902,022	Ps.	—	Ps.	—	Ps.	10,328,881	Ps.	16,998,859
Trading investments in debt securities		39,959		481,862		267,185		11,148,408		—		11,937,414
Investments in debt securities mandatorily at FVTPL		—		1,425		—		—		—		1,425
Investments in debt securities at FVOCI		18,733		4,576,159		949,667		21,505,639		—		27,050,198
Investments in debt securities at amortized cost		5,563,208		2,604,222		94,850		2,446,087		—		10,708,367
Trade receivable at FVTPL		—		—		4,181,835		—		—		4,181,835
Commercial loans		47,408,803		12,085,311		46,834,101		9,086,428		—		115,414,643
Consumer loans		828,680		10,058,687		5,666,008		45,422,950		—		61,976,325
Mortgages loans		58,686		931,590		4,022,386		17,023,065		—		22,035,727
Microcredit loans		1,342		2,059		151		823		—		4,375
Interbank and overnight founds		—		705,055		—		—		—		705,055
Trade receivable		15,598		5,845		356,931		1,873,177		21,886,987		24,138,538
Total Assets	Ps.	54,702,965	Ps.	37,354,237	Ps.	62,373,114	Ps.	108,506,577	Ps.	32,215,868	Ps.	295,152,761

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	642,651	Ps.	5,421,425	Ps.	—	Ps.	—	Ps.	18,515,460	Ps.	24,579,536
Time deposits		11,243,745		67,994,677		4,210,357		12,881,048		—		96,329,827
Saving deposits		9,509,067		70,105,837		—		—		—		79,614,904
Other deposits		11,728		110,023		—		—		226,159		347,910
Interbank and overnight funds		336,770		18,172,999		—		—		—		18,509,769
Leases contracts		8,445		121,405		332,080		2,404,338		—		2,866,268
Borrowing from banks and other		8,179,474		5,790,589		5,020,220		2,204,307		—		21,194,590
Long-term debt		810,630		905,693		7,368,553		17,130,971		—		26,215,847
Borrowing from development entities		161,571		40,729		2,836,574		998,427		—		4,037,301
Total Liabilities	Ps.	30,904,081	Ps.	168,663,377	Ps.	19,767,784	Ps.	35,619,091	Ps.	18,741,619	Ps.	273,695,952

December 31,2023
	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash and cash equivalents	Ps.	2,799,607	Ps.	2,766,289	Ps.	—	Ps.	—	Ps.	13,031,965	Ps.	18,597,861
Trading investments in debt securities		319,900		512,216		109,777		6,171,487		—		7,113,380
Investments in debt securities mandatorily at FVTPL		—		439		—		1,450		—		1,889
Investments in debt securities at FVOCI		132,430		4,426,662		1,016,347		17,751,337		—		23,326,776
Investments in debt securities at amortized cost		5,112,355		2,607,500		133,704		2,143,002		—		9,996,561
Trade receivable at FVTPL		—		—		3,830,916		—		—		3,830,916
Commercial loans		45,221,180		11,797,765		43,030,934		6,997,938		—		107,047,817
Consumer loans		929,574		9,750,154		5,516,791		43,803,092		—		59,999,611
Mortgages loans		53,719		811,497		3,498,709		14,122,281		—		18,486,206
Microcredit loans		1,170		161,497		696		114,166		—		277,529
Interbank and overnight founds		—		392,607		—		—		—		392,607
Trade receivable		18,707		—		325,016		1,380,390		20,447,860		22,171,973
Total Assets	Ps.	54,588,642	Ps.	33,226,626	Ps.	57,462,890	Ps.	92,485,143	Ps.	33,479,825	Ps.	271,243,126

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	1,857,769	Ps.	14,793,042	Ps.	—	Ps.	—	Ps.	7,159,048	Ps.	23,809,859
Time deposits		13,167,807		53,716,494		5,711,093		14,002,066		—		86,597,460
Saving deposits		8,492,708		62,657,175		—		—		—		71,149,883
Other deposits		12,379		15,455		—		—		402,360		430,194
Interbank and overnight funds		1,023,612		14,037,431		—		20,877		—		15,081,920
Leases contracts		2,989		115,379		356,454		2,316,926		—		2,791,748
Borrowing from banks and other		6,089,836		4,531,168		7,158,457		1,647,251		—		19,426,712
Long-term debt		812,106		771,189		7,133,109		14,711,422		—		23,427,826
Borrowing from development entities		417,219		133,720		3,340,632		921,562		—		4,813,133
Total Liabilities	Ps.	31,876,425	Ps.	150,771,053	Ps.	23,699,745	Ps.	33,620,104	Ps.	7,561,408	Ps.	247,528,735

Disclosure of breakdown of the liquid assets by maturity

December 31, 2024

		Liquid assets
		available at the end						From 31 to 90
Entity		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco de Bogotá	Ps.	13,469,768	Ps.	10,953,748	Ps.	2,928,936	Ps.	(16,891,633)
Banco Occidente		9,284,616		6,461,637		2,946,224		(11,199,262)
Banco Popular		4,030,595		3,580,936		893,612		(5,667,658)
Banco AV Villas		2,145,763		1,665,301		687,963		(2,909,334)
Corficolombiana		1,908,014		902,572		560,871		(649,409)
Aval Fiduciaria		18,675		11,010		(18,256)		—
Aval Casa de Bolsa		23,450		19,637		—		—

December 31, 2023

		Liquid assets
		available at the end						From 31 to 90
Entity		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco de Bogotá	Ps.	11,924,823	Ps.	9,811,253	Ps.	2,568,828	Ps.	(15,278,208)
Banco Occidente		8,638,565		6,727,345		2,531,186		(8,473,508)
Banco Popular		4,896,134		4,641,802		1,525,529		(5,458,950)
Banco AV Villas		2,328,186		2,027,630		992,892		(2,408,230)
Corficolombiana		2,073,055		1,138,855		222,748		(893,740)
Aval Fiduciaria		30,428		13,512		1,413		—
Aval Casa de Bolsa		28,710		26,796		—		—
(1)	Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. Liquid assets are measured at fair value (market prices on the evaluation date).
(2)	This amount is the remaining value of liquid assets in the specified time period, or the IRL, which is calculated as the difference between liquid assets and the liquidity requirement. The liquidity requirement is the difference between contractual cash inflows and contractual and non-contractual cash outflows during the period according to the IRL methodology.

Disclosure of IRL ratio amounts

	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana		Aval Casa de Bolsa		Aval Fiduciaria
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

	(in Ps billions)
IRL – 7 days	10,954	9,811	5,028	5,610	3,581	4,642	1,665	2,028	903	1,207	20	27	11	14
IRL – 30 days	2,929	2,569	1,814	1,816	894	1,526	688	993	561	661	—	—	(18)	1

Disclosure of IRL ration percentage

	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana		Aval Casa de Bolsa		Aval Fiduciaria
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

	(in percentages)
IRL – 7 days	535	564	289	419	896	1,925	447	775	190	255	6	15	244	180
IRL – 30 days	128	127	131	133	129	145	147	174	142	150	—	—	51	105

Disclosure of flows of the financial assets and liabilities including contractual interest receivable and payable

December 31, 2024

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	16,998,859	Ps.	—	Ps.	—	Ps.	—	Ps.	16,998,859
Trading investments in debt securities		300,292		305,488		435,694		8,422,819		9,464,293
Investments in debt securities at FVOCI		401,816		1,811,929		3,252,189		24,381,983		29,847,917
Investments in debt securities at amortized cost		940,289		2,456,711		3,203,905		2,662,693		9,263,598
Commercial loans		14,582,605		31,222,986		18,300,276		71,697,670		135,803,537
Consumer loans		2,374,330		8,120,876		8,394,853		69,138,663		88,028,722
Mortgages loans		372,088		1,150,098		1,292,659		39,222,723		42,037,568
Microcredit loans		1,226		625		265		2,051		4,167
Interbank and overnight funds		703,330		1,799		—		—		705,129
Trading derivatives		376,454		325,466		144,525		170,457		1,016,902
Hedging derivatives		3,054		53,560		21,102		8,476		86,192
Trade receivable		2,864,204		318,938		4,548		25,143,889		28,331,579
Other assets		156,961		—		5		720,429		877,395
Total Assets	Ps.	40,075,508	Ps.	45,768,476	Ps.	35,050,021	Ps.	241,571,853	Ps.	362,465,858

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	24,579,536	Ps.	—	Ps.	—	Ps.	—	Ps.	24,579,536
Time Deposits		9,186,183		49,090,487		25,405,518		18,863,479		102,545,667
Saving deposits		79,614,904		—		—		—		79,614,904
Other deposits		235,111		111,456		—		1,343		347,910
Interbank and overnight funds		17,666,654		538,143		332,010		—		18,536,807
Leases contracts		13,178		105,803		144,018		2,673,140		2,936,139
Borrowing from banks and other		1,912,104		9,177,276		4,258,097		7,336,503		22,683,980
Long-term debt		395,469		1,156,876		886,593		26,947,429		29,386,367
Borrowing from development entities		69,771		1,227,091		394,323		3,350,196		5,041,381
Trading derivatives		308,653		380,271		95,804		240,701		1,025,429
Hedging derivatives		1,369		8		3,220		4,180		8,777
Other liabilities		4,112,180		316,871		83,494		2,206,175		6,718,720
Total Liabilities	Ps.	138,095,112	Ps.	62,104,282	Ps.	31,603,077	Ps.	61,623,146	Ps.	293,425,617

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	48,394	Ps.	360,652	Ps.	1,064,744	Ps.	1,629,771	Ps.	3,103,561
Standby letters of credit		26,546		145,194		195,627		16,905		384,272
Overdraft facility		1,861,943		26,281		32,113		341,120		2,261,457
Standby credit card facility		6,192,403		355,995		660,752		5,724,232		12,933,382
Undrawn approved loans		394,475		113,970		2,611,051		201,208		3,320,704
Others		2,017,804		—		—		—		2,017,804
Total Commitments Loans	Ps.	10,541,565	Ps.	1,002,092	Ps.	4,564,287	Ps.	7,913,236	Ps.	24,021,180

December 31, 2023

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	18,604,184	Ps.	857	Ps.	—	Ps.	—	Ps.	18,605,041
Trading investments in debt securities		280,749		291,449		702,337		7,344,266		8,618,801
Investments in debt securities at FVOCI		142,920		1,192,286		3,861,978		20,682,574		25,879,758
Investments in debt securities at amortized cost		693,748		2,693,803		2,947,927		2,434,713		8,770,191
Commercial loans		11,914,475		30,973,505		21,141,485		64,172,735		128,202,200
Consumer loans		2,158,202		7,770,536		8,209,258		63,814,118		81,952,114
Mortgages loans		343,857		978,325		1,013,632		33,229,142		35,564,956
Microcredit loans		38,412		87,318		86,420		146,971		359,121
Interbank and overnight funds		392,679		—		—		—		392,679
Trading derivatives		1,172,036		640,291		111,538		110,978		2,034,843
Hedging derivatives		47,977		—		685		—		48,662
Trade receivable		3,127,198		113,763		29,350		22,733,228		26,003,539
Other assets		156,961		—		5		720,429		877,395
Total Assets	Ps.	39,073,398	Ps.	44,742,133	Ps.	38,104,615	Ps.	215,389,154	Ps.	337,309,300

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	23,809,859	Ps.	—	Ps.	—	Ps.	—	Ps.	23,809,859
Time Deposits		14,800,170		35,683,285		24,156,548		21,322,829		95,962,832
Saving deposits		71,149,882		—		—		—		71,149,882
Other deposits		374,711		54,195		—		1,287		430,193
Interbank and overnight funds		13,305,891		1,788,786		—		20,877		15,115,554
Leases contracts		13,938		106,429		120,495		3,078,016		3,318,878
Borrowing from banks and other		1,663,276		6,250,680		3,090,588		11,827,108		22,831,652
Long-term debt		121,155		1,272,012		1,344,746		26,135,181		28,873,094
Borrowing from development entities		837,304		657,920		689,454		10,664,762		12,849,440
Trading derivatives		1,263,315		522,915		155,907		176,630		2,118,767
Hedging derivatives		204,251		305		5,252		6,722		216,530
Other liabilities		5,278,275		330,995		189,229		1,951,625		7,750,124
Total Liabilities	Ps.	132,822,027	Ps.	46,667,522	Ps.	29,752,219	Ps.	75,185,037	Ps.	284,426,805

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	1,813,970	Ps.	80,012	Ps.	30,320	Ps.	497,844	Ps.	2,422,146
Standby letters of credit		606,747		89,801		925		39,000		736,473
Overdraft facility		2,264,226		—		—		—		2,264,226
Standby credit card facility		11,917,268		112,006		84,005		336,019		12,449,298
Undrawn approved loans		4,002,210		218,112		—		—		4,220,322
Others		2,686,426		70,360		—		—		2,756,786
Total Commitments Loans	Ps.	23,290,847	Ps.	570,291	Ps.	115,250	Ps.	872,863	Ps.	24,849,251

Disclosure of subsidiaries complied with the minimum regulatory capital requirements

The following tables show the separate and consolidated (where applicable) capitalization information of our main direct and indirect subsidiaries:

Banco de Bogotá S.A.

	Separate basis		Consolidated basis
	At December 31,		At December 31,
	2024	2023	2024	2023

	(in Ps)		(in Ps)
Subscribed and paid-in capital	3,553	3,553	3,553	3,553
Reserves and retained earnings	14,980,050	14,635,826	15,426,827	14,988,657
Other comprehensive income	246,238	8,114	244,407	(122,944)
Net income for the period	1,128,549	1,024,884	1,090,178	954,173
Non-controlling interests	—	—	—	—
Deductions:
Unconsolidated financial sector investments	—	—	—	—
Goodwill and other intangibles	(1,388,211)	(1,220,146)	(1,709,972)	(1,504,225)
Deferred tax assets	(783,110)	(815,194)	(672,462)	(672,813)
Other	—	—	(1,431)	(1,431)
CET1	14,187,069	13,637,037	14,381,100	13,644,970
Hybrid instruments recognized as additional primary capital	—	—	—	—
Other	—	—	—	—
AT1	—	—	—	—
Tier I	14,187,069	13,637,037	14,381,100	13,644,970

Subordinated instruments	2,459,094	2,573,696	2,459,094	2,573,696
Plus/minus others	134,586	160,637	—	—
Tier II capital	2,593,680	2,734,333	2,459,094	2,573,696
Other deductions from technical capital	—	—	—	—
Technical capital	16,780,749	16,371,370	16,840,194	16,218,666
Risk-weighted assets	81,152,551	76,811,668	97,961,017	91,625,712
Market risk	153,522	491,571	318,203	639,228
Market risk exposure (1)	1,705,799	5,461,900	3,535,594	7,102,531
Operational risk	565,377	521,135	664,410	612,546
Operational risk exposure (1)	6,281,962	5,790,384	7,382,337	6,806,068
Risk-weighted assets including regulatory market risk and operational risk	89,140,312	88,063,952	108,878,948	105,534,311
CET1 solvency ratio	15.92%	15.49%	13.21%	12.93%

	Separate basis		Consolidated basis
	At December 31,		At December 31,
	2024	2023	2024	2023
	(in Ps)		(in Ps)
AT1 contribution to solvency ratio	0.00%	0.00%	0.00%	0.00%
Tier 1 capital solvency ratio	15.92%	15.49%	13.21%	12.93%
Tier II contribution to solvency ratio	2.91%	3.10%	2.26%	2.44%
Total solvency ratio (2)	18.83%	18.59%	15.47%	15.37%

Capital measure	14,187,069	13,637,037	14,381,099	13,644,969
Exposure measure	129,644,773	120,114,582	154,516,917	141,766,918
Leverage ratio	10.94%	11.35%	9.31%	9.62%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)     Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco de Occidente S.A.

	Separate basis		Consolidated basis
	At December 31,		At December 31,
	2024	2023	2024	2023

	(in Ps)		(in Ps)
Subscribed and paid-in capital	4,677	4,677	4,677	4,677
Reserves and retained earnings	4,996,740	4,782,349	5,253,452	4,996,111
Other comprehensive income	53,594	28,731	209,136	176,033
Net income for the period	494,992	430,603	473,554	473,554
Non-controlling interests	—	—	16,902	11,843
Deductions:
Unconsolidated financial sector investments	—	—	—	—
Goodwill and other intangibles	(693,741)	(643,350)	(651,630)	(594,581)
Deferred tax assets	(233,646)	(251,878)	—	—
Other	(2,743)	(2,867)	(2,743)	(2,867)
CET1	4,619,873	4,348,265	5,303,348	5,064,770
Hybrid instruments recognized as additional primary capital	—	—	—	—
Other	—	—	—	—
AT1	—	—	—	—
Tier I	4,619,873	4,348,265	5,303,348	5,064,770

Subordinated instruments	1,357,700	649,305	1,357,700	649,305
Plus/minus others	30,716	26,190	—	—
Tier II capital	1,388,416	675,495	1,357,700	649,305
Other deductions from technical capital	—	—	—	—
Technical capital	6,008,289	5,023,760	6,661,048	5,714,075
Risk-weighted assets	40,395,605	38,073,928	44,446,464	41,324,390
Market risk	339,369	184,778	381,971	218,356
Market risk exposure (1)	3,770,764	2,053,092	4,244,121	2,426,174
Operational risk	282,931	235,639	283,565	236,239
Operational risk exposure (1)	3,143,676	2,618,213	3,150,726	2,624,877
Risk-weighted assets including regulatory market risk and operational risk	47,310,045	42,745,233	51,841,311	46,375,441
CET1 solvency ratio	9.77%	10.17%	10.23%	10.92%
AT1 contribution to solvency ratio	0.00%	0.00%	0.00%	0.00%
Tier 1 capital solvency ratio	9.77%	10.17%	10.23%	10.92%
Tier II contribution to solvency ratio	2.93%	1.58%	2.62%	1.40%
Total solvency ratio (2)	12.70%	11.75%	12.85%	12.32%

Capital measure	4,619,873	4,348,265	5,303,348	5,064,770
Exposure measure	75,193,855	65,855,871	81,253,921	70,759,147
Leverage ratio	6.14%	6.60%	6.53%	7.16%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Comercial AV Villas S.A.

	Separate basis
	At December 31,
	2024	2023

	(in Ps)
Subscribed and paid-in capital	22,297	22,297
Reserves and retained earnings	1,545,974	1,658,248
Other comprehensive income	123,694	57,285
Net income for the period	(116,277)	(117,126)
Non-controlling interests	—	—
Deductions:
Unconsolidated financial sector investments	—	—
Goodwill and other intangibles	(194,924)	(159,586)
Deferred tax assets	(10,420)	(10,239)
Other	(116,928)	(123,976)
CET1	1,253,416	1,326,903
Hybrid instruments recognized as additional primary capital	—	—
Other	176	176
AT1	176	176
Tier I	1,253,592	1,327,079

Subordinated instruments	150,000	—
Plus/minus others	31,568	24,471
Tier II capital	181,568	24,471
Other deductions from technical capital	—	—
Technical capital	1,435,160	1,351,550
Risk-weighted assets	10,473,834	10,054,415
Market risk	22,567	47,003
Market risk exposure (1)	250,741	522,254
Operational risk	102,999	95,732
Operational risk exposure (1)	1,144,438	1,063,689
Risk-weighted assets including regulatory market risk and operational risk	11,869,013	11,640,358
CET1 solvency ratio	10.56%	11.40%
AT1 contribution to solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.56%	11.40%
Tier II contribution to solvency ratio	1.53%	0.21%
Total solvency ratio (2)	12.09%	11.61%

Capital measure	1,253,592	1,327,079
Exposure measure	19,170,558	18,873,410
Leverage ratio	6.54%	7.03%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Popular S.A.

	Separate basis		Consolidated basis
	At December 31,		At December 31,
	2024	2023	2024	2023

	(in Ps)		(in Ps)
Subscribed and paid-in capital	77,253	77,253	77,253	77,253
Reserves and retained earnings	2,496,783	2,839,567	2,546,400	2,981,939
Other comprehensive income	82,992	79,481	251,899	222,322
Net income for the period	(226,699)	(347,409)	(314,876)	(402,676)
Non-controlling interests	—	—	6,866,755	6,794,087
Deductions:
Unconsolidated financial sector investments	—	—	—	—
Goodwill and other intangibles	(390,836)	(361,170)	(460,169)	(446,032)
Deferred tax assets	—	—	—	—
Other	(94,690)	(87,539)	(94,690)	(89,253)
CET1	1,944,803	2,200,183	8,872,572	9,137,640
Hybrid instruments recognized as additional primary capital	—	—	—	—
Other	—	—	—	—
AT1	—	—	—	—
Tier I	1,944,803	2,200,183	8,872,572	9,137,640

Subordinated instruments	319,316	327,018	69,316	77,018
Plus/minus others	15,349	20,775	—	—
Tier II capital	334,665	347,793	69,316	77,018
Other deductions from technical capital	—	—	(41,551)	(36,876)
Technical capital	2,279,468	2,547,976	8,900,337	9,177,782
Risk-weighted assets	17,069,637	16,670,146	37,339,994	36,166,365
Market risk	16,967	83,118	291,145	336,718
Market risk exposure (1)	188,523	923,539	3,234,940	3,741,309
Operational risk	144,415	136,419	414,441	462,427
Operational risk exposure (1)	1,604,616	1,515,762	4,604,901	5,138,073
Risk-weighted assets including regulatory market risk and operational risk	18,862,776	19,109,447	45,179,835	45,045,747
CET1 solvency ratio	10.31%	11.51%	19.64%	20.29%
AT1 contribution to solvency ratio	0.00%	0.00%	0.00%	0.00%
Tier 1 capital solvency ratio	10.31%	11.51%	19.64%	20.29%
Tier II contribution to solvency ratio	1.77%	1.82%	0.15%	0.17%
Total solvency ratio (2)	12.08%	13.33%	19.70%	20.37%

Capital measure	1,944,803	2,200,184	8,872,572	9,137,641
Exposure measure	29,036,941	29,393,566	55,602,943	56,066,107
Leverage ratio	6.70%	7.49%	15.96%	16.30%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Corficolombiana S.A.

Starting November 22, 2023, Corficolombiana is consolidated under Banco Popular as a result of the shareholders’ agreement mentioned above. Notwithstanding the above, Corficolombiana has to comply with minimum capital requirements on a separate and consolidated basis.

	Separate basis		Consolidated basis
	At December 31,		At December 31,
	2024	2023	2024 (3)	2023

	(in Ps)		(in Ps)
Subscribed and paid-in capital	3,464	3,464	—	3,464
Reserves and retained earnings	12,016,888	11,233,257	—	10,829,636
Other comprehensive income	(12,237)	(76,643)	—	366,032
Net income for the period	327,654	808,982	—	886,012
Non-controlling interests	—	—	—	1,380
Deductions:
Unconsolidated financial sector investments	—	—	—	—
Goodwill and other intangibles	(104,519)	(99,130)	—	(78,011)
Deferred tax assets	—	—	—	—
Other	(1,512)	(1,480)	—	(5,964)
CET1	12,229,738	11,868,450	—	12,002,549
Hybrid instruments recognized as additional primary capital	—	—	—	—
Other	192	192	—	192
AT1	192	192	—	192
Tier I	12,229,930	11,868,642	—	12,002,741

Subordinated instruments	—	—	—	—
Plus/minus others	—	—	—	—
Tier II capital	—	—	—	—
Other deductions from technical capital	(41,551)	(36,876)	—	(36,876)
Technical capital	12,188,379	11,831,766	—	11,965,865
Risk-weighted assets	20,630,956	19,894,398	—	20,189,704
Market risk	320,096	235,605	—	240,068
Market risk exposure (1)	3,556,617	2,617,835	—	2,667,427
Operational risk	271,948	290,604	—	298,733
Operational risk exposure (1)	3,021,644	3,228,933	—	3,319,258
Risk-weighted assets including regulatory market risk and operational risk	27,209,217	25,741,166	—	26,176,389
CET1 solvency ratio	44.95%	46.11%	0.00%	45.85%
AT1 contribution to solvency ratio	0.00%	0.00%	0.00%	0.00%
Tier 1 capital solvency ratio	44.95%	46.11%	0.00%	45.85%
Tier II contribution to solvency ratio	0.00%	0.00%	0.00%	0.00%
Total solvency ratio (2)	44.80%	45.96%	0.00%	45.71%

Capital measure	12,229,930	11,868,643	—	12,002,741
Exposure measure	27,239,441	27,068,698	—	27,699,079
Leverage ratio	44.90%	43.85%	0.00%	43.33%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

(3)    At December 31, 2024 Corficolombiana was not required to comply with consolidated solvency measures as it no longer had investments in financial subsidiaries, following the sale of Fiduciaria Corficolombiana (currently Aval Fiduciaria) and Casa de Bolsa (currently Aval Casa de Bolsa) to Grupo Aval.

Porvenir S.A.

In Colombia, pension and severance fund administrators are subject to specific regulation regarding capital adequacy. On February 3, 2022 the Decree 175, which amended Decree 2555 of 2010, modified technical capital requirements for pension and severance fund administrators, migrating definitions on technical capital and risk-weighted assets closer to the Basel III framework. The Superintendency of Finance published instructions corresponding to the application of this Decree in December 2022. Pension and severance fund managers had a twelve-month transition period starting on January 2023 and were fully compliant with this regulation starting on February 2024.

	Separate basis
	At December 31,
	2024	2023

	(in Ps)
Subscribed and paid-in capital	109,211	109,211
Reserves and retained earnings	2,543,792	2,265,587
Other comprehensive income	(19,698)	—
Net income for the period	652,600	—
Non-controlling interests	—	—
Deductions:
Unconsolidated financial sector investments	—	—
Goodwill and other intangibles	(381,208)	—
Deferred tax assets	(25,646)	—
Others	(53,826)	(50,626)
Primary capital	2,825,225	2,324,172

Unrealized gains/losses on securities available for sale (1)	—	(8,474)
Secondary capital (Tier II)	—	(8,474)

Deductions:
Value of the stabilization reserve	(2,269,084)	(1,911,568)
Technical capital	556,141	404,130
Risk-weighted assets	671,894	886,689
Market risk	3,832	10,927
Market risk exposure (2)	42,577	121,408
Operational risk	121,454	122,398
Operational risk exposure (2)	1,349,490	1,359,975
Risk-weighted assets including regulatory market risk and operational risk	2,063,961	2,368,072
Solvency ratio (3)	26.95%	17.07%

(1)   Unrealized gains/losses on securities available for sale do not flow through the Statement of Income until such securities are disposed of and the gain or loss is realized.

(2)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(3)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

COLOMBIA
Disclosure of detailed information about financial instruments [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

	2024	Expected for 2024 in 2023
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	5.20%	4.44%	6.05%	8.26%
DTF Interest rate	9.22%	7.10%	9.04%	10.62%
GDP Growth	1.74%	(1.07%)	0.99%	2.70%
Used home prices	0.79%	(3.15%)	(2.11%)	(1.02%)
Unemployment rate	9.10%	11.96%	10.43%	8.77%

Disclosure of economic scenario for key indicators of credit risk

The economic scenarios used as of December 31, 2024, and 2023 (one-year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	One year projection in 2024			One year projection in 2023
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Unemployment rate	11.46%	10.46%	9.99%	11.96%	10.43%	8.77%
GDP Growth	0.55%	2.68%	3.75%	(1.07%)	0.99%	2.70%
Inflation	3.90%	3.90%	3.67%	4.44%	6.05%	8.26%
Interest rate	5.25%	6.25%	6.25%	6.25%	8.50%	10.25%

The following additional variables were relevant to the models used by our banks in 2023.

	One year projection in 2024			One year projection in 2023
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
DTF Interest rate	4.97%	6.03%	5.82%	7.10%	9.04%	10.62%
Used home prices	1.07%	2.20%	3.10%	(3.15%)	(2.11%)	(1.02%)

Disclosure of scenario probability weightings applied in measuring ECL

	2024			2023
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	27%	56%	17%	27%	56%	17%

PANAMA
Disclosure of detailed information about financial instruments [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

	2024	Expected for 2024 in 2023
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	(0.20%)	2.80%	2.32%	1.83%
Nominal interest rate variation	0.20%	0.57%	0.52%	0.48%
GDP Growth	2.00%	7.03%	7.64%	8.25%

Disclosure of economic scenario for key indicators of credit risk

The economic scenarios used as of December 31, 2024, and 2023 (one-year projections) include the following expected scenarios of key indicators (among others) for Panamá.

	One year projection in 2024			One year projection in 2023
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	2.33%	2.15%	1.51%	2.80%	2.32%	1.83%
Nominal interest rate variation	0.14%	0.10%	(0.02%)	0.57%	0.52%	0.48%
IMAE (1)	2.79%	3.03%	3.42%	—	—	—
GDP Growth	—	—	—	7.03%	7.64%	8.25%

(1)  Monthly Indicator of Economic Activity.

Disclosure of scenario probability weightings applied in measuring ECL

	2024			2023
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	75%	10%	10%	50%	40%

Banco de Bogota S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	160,445	Ps.	427,563	Ps.	552,647	Ps.	160,445
Exchange rate		91,087		141,196		166,334		155,113
Shares		1,947		10,929		37,644		2,077
Mutual funds		411		1,549		2,788		568

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	423,347	Ps.	428,765	Ps.	440,804	Ps.	440,804
Exchange rate		105,390		138,671		175,945		160,165
Shares		3,891		12,573		37,830		37,830
Mutual funds		106		3,860		13,085		429

Banco de Occidente S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	264,941	Ps.	322,068	Ps.	379,009	Ps.	379,009
Exchange rate		1,078		3,402		9,151		1,971
Shares		—		—		—		—
Mutual funds		934		991		1,031		992

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	179,858	Ps.	205,998	Ps.	251,416	Ps.	217,031
Exchange rate		717		3,662		11,894		717
Shares		—		—		—		—
Mutual funds		569		15,259		85,455		607

Banco Popular S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2024 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	205,759	Ps.	328,266	Ps.	410,228	Ps.	205,759
Exchange rate		19,869		39,424		59,084		51,982
Shares		6,884		11,331		15,090		15,090
Mutual funds		18,201		19,668		23,969		18,314

Maximum, Minimum and Average VaR Values
December 31, 2023 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	82,783	Ps.	114,642	Ps.	299,985	Ps.	299,985
Exchange rate		5,050		6,783		7,759		7,221
Shares		148		687		6,586		6,586
Mutual funds		7,255		16,714		22,926		22,926

(1) The market value at risk information corresponds to Banco Popular's consolidated information. Corficolombiana's information is presented separately, due to its materiality.

Banco Comercial AV Villas S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	22,193	Ps.	29,979	Ps.	43,936	Ps.	22,193
Exchange rate		4		84		472		148
Shares		—		—		—		—
Mutual funds		121		251		447		225

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	46,209	Ps.	65,592	Ps.	86,967	Ps.	46,209
Exchange rate		1		46		153		10
Shares		—		—		—		—
Mutual funds		221		6,930		14,175		785

Corficolombiana S.A
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2024 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	220,886	Ps.	271,679	Ps.	341,730	Ps.	252,417
Exchange rate		19,172		38,723		55,653		51,653
Shares		6,731		11,457		14,918		14,918
Mutual funds		983		1,200		1,424		1,108

(1) The market value at risk information at December 31, 2024 corresponds to Corficolombiana's separate information.

Maximum, Minimum and Average VaR Values
December 31, 2023 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	190,139	Ps.	209,769	Ps.	227,913	Ps.	221,409
Exchange rate		4,381		16,757		24,799		4,381
Shares		7,086		7,501		8,007		7,221
Mutual funds		7,057		8,187		9,856		7,057

(1) The market value at risk information at December 31, 2023 corresponds to Corficolombiana's consolidated information, including Aval Fiduciaria and Aval Casa de Bolsa.

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	7,623	Ps.	14,368	Ps.	16,520	Ps.	7,623
Exchange rate		7		233		419		275
Shares		1,624		2,090		2,654		1,790
Mutual funds		782		2,365		6,478		1,074

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	12,190	Ps.	24,500	Ps.	38,914	Ps.	18,822
Exchange rate		115		978		2,900		597
Shares		1,710		2,347		3,091		1,973
Mutual funds		457		2,650		5,829		3,094

Aval Fiduciaria S.A
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2024 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	607	Ps.	1,133	Ps.	2,111	Ps.	717
Exchange rate		—		—		—		—
Shares		—		—		—		—
Mutual funds		—		—		—		—

(1) The market value-at-risk information for the year 2024 corresponds to the data from Aval Fiduciaria following the acquisition by Grupo Aval Acciones y Valores S.A.

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	786	Ps.	1,139	Ps.	1,610	Ps.	865
Exchange rate		—		—		—		—
Shares		—		—		—		—
Mutual funds		—		—		—		—

Aval Casa de Bolsa S.A
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
December 31, 2024 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	3,192	Ps.	4,434	Ps.	5,724	Ps.	5,628
Exchange rate		91		319		588		331
Shares		582		1,325		2,042		820
Mutual funds		12		12		12		12

(1) The market value-at-risk information for the year 2024 corresponds to the data from Aval Casa de Bolsa following the acquisition by Grupo Aval Acciones y Valores S.A.

Maximum, Minimum and Average VaR Values
December 31, 2023
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	1,588	Ps.	2,156	Ps.	2,791	Ps.	2,791
Exchange rate		8		301		849		8
Shares		110		722		1,412		787
Mutual funds		12		21		27		12

Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2024		December 31, 2023
Investment grade
Sovereign (*)	Ps.	10,699,113	Ps.	5,764,699
Other public entities (**)		12,450		18,886
Corporate		3,996		3,412
Financial entities		161,465		349,273
Total investment grade	Ps.	10,877,024	Ps.	6,136,270
Speculative grade
Sovereign (*)	Ps.	17,824	Ps.	62,213
Other public entities (**)		171,310		136,851
Corporate		30,527		42,581
Financial entities		840,729		735,187
Total Speculative grade	Ps.	1,060,390	Ps.	976,832
Without grade or not available
Corporate	Ps.	—	Ps.	278
Total without grade or not available	Ps.	—	Ps.	278
	Ps.	11,937,414	Ps.	7,113,380

(*) A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)  Corresponds to operations with government entities, including public administrations in general (including regional and local governments).

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2024		2023
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	10,623,734	Ps.	5,732,620
Securities issued or secured by other Colombian Government entities		183,760		155,737
Securities issued or secured by other financial entities		864,036		902,652
Securities issued or secured by non-financial sector entities		7,749		2,994
Others		15,768		20,585
Total In Colombian Pesos	Ps.	11,695,047	Ps.	6,814,588

In foreign currency

	December 31,		December 31,
	2024		2023
Securities issued or secured by Colombian Government	Ps.	17,824	Ps.	62,212
Securities issued or secured by foreign Governments		75,379		32,079
Securities issued or secured by other financial entities		138,158		181,809
Securities issued or secured by non-financial sector entities		1,064		3,412
Others		9,942		19,280
Total In foreign currency	Ps.	242,367	Ps.	298,792
Total trading debt securities	Ps.	11,937,414	Ps.	7,113,380

Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2024		December 31, 2023
Speculative grade
Corporate	Ps.	1,425	Ps.	1,889
Total Speculative grade	Ps.	1,425	Ps.	1,889

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2024		2023
In Colombian Pesos
Others	Ps.	1,425	Ps.	1,889
Total debt securities mandatorily at FVTPL	Ps.	1,425	Ps.	1,889

Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of balance of financial assets in investments debt securities

		December 31,		December 31,
In Colombian Pesos	2024		2023
Securities issued or secured by Colombian Government	Ps.	2,553,693	Ps.	2,567,463
Securities issued or secured by other Colombian Government entities		5,563,208		5,112,355
Others		32,759		36,635
Total In Colombian Pesos	Ps.	8,149,660	Ps.	7,716,453
In foreign currency
Securities issued or secured by foreign Governments	Ps.	30,655	Ps.	26,515
Securities issued or secured by other financial entities		2,350,549		2,082,993
Securities issued or secured by non-financial sector entities		145,553		143,410
Others		31,950		27,190
Total In foreign currency	Ps.	2,558,707	Ps.	2,280,108
Total investments in debt securities at amortized cost	Ps.	10,708,367	Ps.	9,996,561

Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2024
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	19,577,886	Ps.	—	Ps.	—	Ps.	19,577,886
Other public entities (**)		33,584		—		—		33,584
Central banks		204,855		—		—		204,855
Corporate		66,347		—		—		66,347
Financial entities		1,447,702		—		—		1,447,702
Multilaterals		333,279		—		—		333,279
Total investment grade	Ps.	21,663,653	Ps.	—	Ps.	—	Ps.	21,663,653
Speculative grade
Sovereign (*)	Ps.	3,192,832	Ps.	—	Ps.	—	Ps.	3,192,832
Other public entities (**)		429,161		—		—		429,161
Corporate		367,087		—		—		367,087
Financial entities		1,134,852		—		—		1,134,852
Multilaterals		4,274		—		—		4,274
Total speculative grade	Ps.	5,128,206	Ps.	—	Ps.	—	Ps.	5,128,206
Without Grade or Not available
Corporate	Ps.	214,110	Ps.	—	Ps.	—	Ps.	214,110
Financial entities		44,229		—		—		44,229
Total Without Grade or Not available	Ps.	258,339	Ps.	—	Ps.	—	Ps.	258,339
	Ps.	27,050,198	Ps.	—	Ps.	—	Ps.	27,050,198

(*)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)  Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2023
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,879,453	Ps.	—	Ps.	—	Ps.	16,879,453
Other public entities (**)		123,996		—		—		123,996
Central banks		145,489		—		—		145,489
Corporate		93,637		—		—		93,637
Financial entities		1,085,737		—		—		1,085,737
Multilaterals		330,748		—		—		330,748
Total investment grade	Ps.	18,659,060	Ps.	—	Ps.	—	Ps.	18,659,060
Speculative grade
Sovereign (*)	Ps.	2,418,378	Ps.	—	Ps.	—	Ps.	2,418,378
Other public entities (**)		739,792		—		—		739,792
Corporate		273,144		—		—		273,144
Financial entities		1,056,910		—		—		1,056,910
Multilaterals		3,549		—		—		3,549
Total speculative grade	Ps.	4,491,773	Ps.	—	Ps.	—	Ps.	4,491,773
Without Grade or Not available
Corporate	Ps.	175,943	Ps.	—	Ps.	—		175,943
Total Without Grade or Not available	Ps.	175,943	Ps.	—	Ps.	—	Ps.	175,943
	Ps.	23,326,776	Ps.	—	Ps.	—	Ps.	23,326,776

(*)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)  Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Loan commitments and financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2022	Ps.	45,916	Ps.	10,097	Ps.	6,028	Ps.	62,041
Transfers:
Transfer from stage 1 to stage 2		(558)		558		—		—
Transfer from stage 1 to stage 3		(57)		—		57		—
Transfer from stage 2 to stage 3		—		(211)		211		—
Transfer from stage 3 to stage 2		—		34		(34)		—
Transfer from stage 2 to stage 1		3,379		(3,379)		—		—
Transfer from stage 3 to stage 1		289		—		(289)		—
Net remeasurement of loss allowance		(7,419)		(2,264)		(1,218)		(10,901)
New loan commitments and financial guarantees issued		17,204		1,826		(41)		18,989
FX and other movements		202		1		—		203
Discontinued operations (1)		(45)		(63)		(133)		(241)
Loss of control in subsidiary (1)		(751)		(138)		(4,292)		(5,181)
Loss allowance as of December 31, 2022	Ps.	58,160	Ps.	6,461	Ps.	289	Ps.	64,910
Transfers:
Transfer from stage 1 to stage 2		(1,690)		1,690		—		—
Transfer from stage 1 to stage 3		(218)		—		218		—
Transfer from stage 2 to stage 3		—		(329)		329		—
Transfer from stage 3 to stage 2		—		4		(4)		—
Transfer from stage 2 to stage 1		1,105		(1,105)		—		—
Transfer from stage 3 to stage 1		29		—		(29)		—
Net remeasurement of loss allowance		(14,124)		(769)		211		(14,682)
New loan commitments and financial guarantees issued		18,693		1,732		(65)		20,360
FX and other movements		(318)		(2)		—		(320)
Loss allowance as of December 31, 2023	Ps.	61,637	Ps.	7,682	Ps.	949	Ps.	70,268
Transfers:
Transfer from stage 1 to stage 2		(1,233)		1,233		—		—
Transfer from stage 1 to stage 3		(503)		—		503		—
Transfer from stage 2 to stage 3		—		(167)		167		—
Transfer from stage 3 to stage 2		—		1		(1)		—
Transfer from stage 2 to stage 1		2,998		(2,998)		—		—
Transfer from stage 3 to stage 1		20		—		(20)		—
Net remeasurement of loss allowance		(18,834)		(14)		544		(18,304)
New loan commitments and financial guarantees issued		18,204		1,934		92		20,230
FX and other movements		220		—		—		220
Loss allowance as of December 31, 2024	Ps.	62,509	Ps.	7,671	Ps.	2,234	Ps.	72,414

(1) See note 1.1 “Discontinued operations of BAC Holding”

Loan portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2022	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	11,275,612
Transfers:
Transfer from stage 1 to stage 2		(183,333)		183,333		—		—
Transfer from stage 1 to stage 3		(105,447)		—		105,447		—
Transfer from stage 2 to stage 3		—		(625,769)		625,769		—
Transfer from stage 3 to stage 2		—		165,584		(165,584)		—
Transfer from stage 2 to stage 1		377,758		(377,758)		—		—
Transfer from stage 3 to stage 1		98,057		—		(98,057)		—
Net remeasurement of loss allowance (5)		(184,532)		695,126		2,404,266		2,914,860
New financial assets originated or purchased		902,226		316,329		595,011		1,813,566
Financial assets that have been derecognized		(462,600)		(269,020)		(895,971)		(1,627,591)
Unwind of discount (2)		—		28		550,935		550,963

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
FX and other movements		3,449		28,302		26,477		58,228
Discontinued operations (1)		(3,843)		14,798		253,502		264,457
Loss of control in subsidiary (1)		(640,049)		(1,003,291)		(1,197,326)		(2,840,666)
Write-offs		(131,245)		(404,857)		(2,675,813)		(3,211,915)
Loss allowance as of December 31, 2022	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	9,197,514
Transfers:
Transfer from stage 1 to stage 2		(332,307)		332,307		—		—
Transfer from stage 1 to stage 3		(450,063)		—		450,063		—
Transfer from stage 2 to stage 3		—		(1,180,705)		1,180,705		—
Transfer from stage 3 to stage 2		—		309,622		(309,622)		—
Transfer from stage 2 to stage 1		479,360		(479,360)		—		—
Transfer from stage 3 to stage 1		113,974		—		(113,974)		—
Net remeasurement of loss allowance (4)		327,913		1,284,696		2,815,219		4,427,828
New financial assets originated or purchased		809,886		307,919		693,438		1,811,243
Financial assets that have been derecognized		(501,840)		(157,015)		(854,806)		(1,513,661)
Sales of portfolio (6)		(2,369)		(1,809)		(357,202)		(361,380)
Unwind of discount (2)		12		62		724,674		724,748
FX and other movements		(13,826)		(16,568)		(43,684)		(74,078)
Write-offs		(114,019)		(540,280)		(3,522,200)		(4,176,499)
Loss allowance as of December 31, 2023	Ps.	1,811,608	Ps.	1,284,791	Ps.	6,939,316	Ps.	10,035,715
Transfers:
Transfer from stage 1 to stage 2		(332,518)		332,518		—		—
Transfer from stage 1 to stage 3		(422,672)		—		422,672		—
Transfer from stage 2 to stage 3		—		(1,229,034)		1,229,034		—
Transfer from stage 3 to stage 2		—		174,006		(174,006)		—
Transfer from stage 2 to stage 1		339,075		(339,075)		—		—
Transfer from stage 3 to stage 1		112,495		—		(112,495)		—
Net remeasurement of loss allowance (3)		391,903		1,357,110		3,014,696		4,763,709
New financial assets originated or purchased		623,901		182,736		597,562		1,404,199
Financial assets that have been derecognized		(571,130)		(140,828)		(722,728)		(1,434,686)
Sales of portfolio (6)		(3,063)		(793)		(130,799)		(134,655)
Unwind of discount (2)		1		77		816,010		816,088
FX and other movements		9,649		7,609		25,775		43,033
Write-offs		(68,315)		(412,365)		(5,006,084)		(5,486,764)
Loss allowance as of December 31, 2024	Ps.	1,890,934	Ps.	1,216,752	Ps.	6,898,953	Ps.	10,006,639

(1)  See note 1.1 “Discontinued operations of BAC Holding”

(2)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(3)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of 2023 and the loan portfolio as of 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(221,533)	Ps.	(1,913)	Ps.	42,208	Ps.	(181,238)

(4)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	66,298	Ps.	35,139	Ps.	(6,894)	Ps.	94,543

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(171,007)	Ps.	42	Ps.	73,226	Ps.	(97,739)

(6)  Sale of loan portfolio corresponds mainly to sale of microcredit portfolio, and impaired portfolio and/ or with an increase in credit risk.

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2022	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437
Transfers:
Transfer from stage 1 to stage 2		(8,276,152)		8,276,152		—		—
Transfer from stage 1 to stage 3		(1,659,371)		—		1,659,371		—
Transfer from stage 2 to stage 3		—		(2,939,477)		2,939,477		—
Transfer from stage 2 to stage 1		8,288,205		(8,288,205)		—		—
Transfer from stage 3 to stage 2		—		646,995		(646,995)		—
Transfer from stage 3 to stage 1		367,294		—		(367,294)		—
New financial assets originated or purchased		138,932,725		2,450,770		1,294,360		142,677,855
Financial assets that have been paid		(104,212,015)		(6,284,621)		(4,053,745)		(114,550,381)
Net remeasurement of amortized cost and other receivables		(1,008,007)		213,598		2,341,971		1,547,562
Write-offs		(131,245)		(404,857)		(2,675,813)		(3,211,915)
Discontinued operations (1)		4,985,907		(1,228,725)		(2,082,045)		1,675,137
Loss of control in subsidiary (1)		(68,298,203)		(8,288,834)		(847,564)		(77,434,601)
FX and other movements		5,097,764		723,539		214,964		6,036,267
Total portfolio as of December 31, 2022	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361
Transfers:
Transfer from stage 1 to stage 2		(10,951,993)		10,951,993		—		—
Transfer from stage 1 to stage 3		(2,059,976)		—		2,059,976		—
Transfer from stage 2 to stage 3		—		(3,372,104)		3,372,104		—
Transfer from stage 2 to stage 1		9,137,025		(9,137,025)		—		—
Transfer from stage 3 to stage 2		—		865,781		(865,781)		—
Transfer from stage 3 to stage 1		509,414		11,192		(520,606)		—
New financial assets originated or purchased		111,919,244		2,583,927		8,250,075		122,753,246
Financial assets that have been paid		(103,065,373)		(3,798,676)		(7,734,476)		(114,598,525)
Net remeasurement of amortized cost and other receivables		841,002		164,973		784,473		1,790,448
Write-offs		(114,019)		(540,280)		(3,522,200)		(4,176,499)
Sale of loan portfolio-loss allowance (2)		(2,369)		(1,809)		(357,202)		(361,380)
Sale of loan portfolio-cash (2)		—		(694)		(112,766)		(113,460)
Gain or loss on sale portfolio (2)		—		(59)		3,390		3,331
FX and other movements		(6,594,417)		(388,080)		(424,255)		(7,406,752)
Total portfolio as of December 31, 2023	Ps.	164,524,561	Ps.	9,114,047	Ps.	12,565,162	Ps.	186,203,770
Transfers:
Transfer from stage 1 to stage 2		(9,506,321)		9,506,321		—		—
Transfer from stage 1 to stage 3		(2,324,339)		—		2,324,339		—
Transfer from stage 2 to stage 3		—		(3,841,435)		3,841,435		—
Transfer from stage 2 to stage 1		4,633,197		(4,633,197)		—		—
Transfer from stage 3 to stage 2		—		717,343		(717,343)		—
Transfer from stage 3 to stage 1		488,967		—		(488,967)		—
New financial assets originated or purchased		114,075,745		2,713,749		6,287,304		123,076,798
Financial assets that have been paid		(98,949,745)		(3,690,211)		(6,354,775)		(108,994,731)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Net remeasurement of amortized cost and other receivables		257,686		(151,844)		903,065		1,008,907
Write-offs		(68,315)		(412,365)		(5,006,084)		(5,486,764)
Sale of loan portfolio-loss allowance (2)		(3,063)		(793)		(130,799)		(134,655)
Sale of loan portfolio-cash (2)		(218,936)		(12,540)		(51,151)		(282,627)
Gain or loss on sale portfolio (2)		(20)		(558)		664		86
FX and other movements		4,287,114		210,057		248,170		4,745,341
Total portfolio as of December 31, 2024	Ps.	177,196,531	Ps.	9,518,574	Ps.	13,421,020	Ps.	200,136,125

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Sale of loan portfolio corresponds mainly to sale of microcredit portfolio, and impaired portfolio and/ or with an increase in credit risk.

Commercial lending portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2022	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	5,854,745
Transfers:
Transfer from stage 1 to stage 2		(33,511)		33,511		—		—
Transfer from stage 1 to stage 3		(33,401)		—		33,401		—
Transfer from stage 2 to stage 3		—		(88,123)		88,123		—
Transfer from stage 3 to stage 2		—		61,402		(61,402)		—
Transfer from stage 2 to stage 1		93,285		(93,285)		—		—
Transfer from stage 3 to stage 1		26,793		—		(26,793)		—
Net remeasurement of loss allowance (5)		(124,267)		(192,441)		1,129,665		812,957
New financial assets originated or purchased		392,719		137,383		317,361		847,463
Financial assets that have been derecognized		(213,019)		(109,718)		(714,900)		(1,037,637)
Unwind of discount (2)		—		14		405,090		405,104
FX and other movements		10,954		9,586		21,774		42,314
Discontinued operations (1)		12,101		(2,612)		3,496		12,985
Loss of control in subsidiary (1)		(185,786)		(244,715)		(268,521)		(699,022)
Write-offs		(2,985)		(2,622)		(740,556)		(746,163)
Loss allowance as of December 31, 2022	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	5,492,746
Transfers:
Transfer from stage 1 to stage 2		(44,743)		44,743		—		—
Transfer from stage 1 to stage 3		(18,381)		—		18,381		—
Transfer from stage 2 to stage 3		—		(130,514)		130,514		—
Transfer from stage 3 to stage 2		—		40,868		(40,868)		—
Transfer from stage 2 to stage 1		150,216		(150,216)		—		—
Transfer from stage 3 to stage 1		31,836		—		(31,836)		—
Net remeasurement of loss allowance (4)		(148,865)		(99,159)		678,828		430,804
New financial assets originated or purchased		320,101		61,148		155,464		536,713
Financial assets that have been derecognized		(262,000)		(51,476)		(450,980)		(764,456)
Sales of portfolio		—		—		(194,305)		(194,305)
Unwind of discount (2)		—		16		517,513		517,529
FX and other movements		(10,958)		(9,657)		(35,823)		(56,438)
Write-offs		(3,303)		(2,131)		(662,559)		(667,993)
Loss allowance as of December 31, 2023	Ps.	612,441	Ps.	218,824	Ps.	4,463,335	Ps.	5,294,600
Transfers:
Transfer from stage 1 to stage 2		(55,649)		55,649		—		—
Transfer from stage 1 to stage 3		(18,703)		—		18,703		—
Transfer from stage 2 to stage 3		—		(141,584)		141,584		—
Transfer from stage 3 to stage 2		—		42,213		(42,213)		—
Transfer from stage 2 to stage 1		69,270		(69,270)		—		—
Transfer from stage 3 to stage 1		25,801		—		(25,801)		—
Net remeasurement of loss allowance (3)		78,801		116,498		793,560		988,859
New financial assets originated or purchased		314,904		40,087		119,881		474,872
Financial assets that have been derecognized		(304,000)		(45,074)		(356,292)		(705,366)
Sales of portfolio		—		—		(94,960)		(94,960)
Unwind of discount (2)		1		51		593,517		593,569
FX and other movements		5,748		3,974		21,427		31,149
Write-offs		(4,539)		(3,780)		(1,211,511)		(1,219,830)
Loss allowance as of December 31, 2024	Ps.	724,075	Ps.	217,588	Ps.	4,421,230	Ps.	5,362,893

(1)  See note 1.1 “Discontinued operations of BAC Holding”

(2)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(3)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of 2023 and the loan portfolio as of 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(72,973)	Ps.	(25,391)	Ps.	4,822	Ps.	(93,542)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	3,952	Ps.	(20,629)	Ps.	2,916	Ps.	(13,761)

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(51,598)	Ps.	54,452	Ps.	83,149	Ps.	86,003

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2022	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804
Transfers:
Transfer from stage 1 to stage 2		(3,412,530)		3,412,530		—		—
Transfer from stage 1 to stage 3		(1,183,677)		—		1,183,677		—
Transfer from stage 2 to stage 3		—		(1,259,406)		1,259,406		—
Transfer from stage 2 to stage 1		3,502,330		(3,502,330)		—		—
Transfer from stage 3 to stage 2		—		311,858		(311,858)		—
Transfer from stage 3 to stage 1		152,800		—		(152,800)		—
New financial assets originated or purchased		76,419,265		1,177,731		723,459		78,320,455
Financial assets that have been paid		(60,407,178)		(3,742,642)		(3,106,059)		(67,255,879)
Net remeasurement of amortized cost and other receivables		(180,790)		102,831		1,566,802		1,488,843
Write-offs		(2,985)		(2,622)		(740,556)		(746,163)
Discontinued operations (1)		3,560,936		71,257		(953,514)		2,678,679
Loss of control in subsidiary (1)		(33,537,080)		(2,931,541)		35,349		(36,433,272)
FX and other movements		4,188,763		286,453		219,416		4,694,632
Total portfolio as of December 31, 2022	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099
Transfers:
Transfer from stage 1 to stage 2		(3,831,869)		3,831,869		—		—
Transfer from stage 1 to stage 3		(979,725)		—		979,725		—
Transfer from stage 2 to stage 3		—		(986,422)		986,422		—
Transfer from stage 2 to stage 1		4,428,540		(4,428,540)		—		—
Transfer from stage 3 to stage 2		—		327,479		(327,479)		—
Transfer from stage 3 to stage 1		216,849		—		(216,849)		—
New financial assets originated or purchased		75,428,991		924,475		1,156,101		77,509,567
Financial assets that have been paid		(66,409,339)		(1,587,486)		(3,472,586)		(71,469,411)
Net remeasurement of amortized cost and other receivables		781,835		18,893		2,285,705		3,086,433
Write-offs		(3,303)		(2,131)		(662,559)		(667,993)
Sale of loan portfolio-loss allowance		—		—		(194,305)		(194,305)
Sale of loan portfolio-cash		—		—		(78,613)		(78,613)
Gain or loss on sale portfolio		—		—		(7,415)		(7,415)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
FX and other movements		(5,261,913)		(239,697)		(403,935)		(5,905,545)
Total portfolio as of December 31, 2023	Ps.	94,328,300	Ps.	3,530,534	Ps.	9,188,983	Ps.	107,047,817
Transfers:
Transfer from stage 1 to stage 2		(3,045,688)		3,045,688		—		—
Transfer from stage 1 to stage 3		(1,417,659)		—		1,417,659		—
Transfer from stage 2 to stage 3		—		(1,317,836)		1,317,836		—
Transfer from stage 2 to stage 1		1,717,607		(1,717,607)		—		—
Transfer from stage 3 to stage 2		—		327,186		(327,186)		—
Transfer from stage 3 to stage 1		193,628		—		(193,628)		—
New financial assets originated or purchased		78,072,653		1,151,662		2,338,797		81,563,112
Financial assets that have been paid		(71,077,047)		(1,565,432)		(3,236,783)		(75,879,262)
Net remeasurement of amortized cost and other receivables		(148,997)		(122,254)		603,420		332,169
Write-offs		(4,539)		(3,780)		(1,211,511)		(1,219,830)
Sale of loan portfolio-loss allowance		—		—		(94,960)		(94,960)
Sale of loan portfolio-cash		—		—		(22,804)		(22,804)
Gain or loss on sale portfolio		—		—		5,633		5,633
FX and other movements		3,309,647		136,089		237,032		3,682,768
Total portfolio as of December 31, 2024	Ps.	101,927,905	Ps.	3,464,250	Ps.	10,022,488	Ps.	115,414,643

(1) See note 1.1 “Discontinued operations of BAC Holding”

Interbank and overnight funds [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2022	Ps.	2,386	Ps.	-	Ps.	-	Ps.	2,386
Net remeasurement of loss allowance (3)		3		—		—		3
New financial assets originated or purchased		17,244		—		—		17,244
Financial assets that have been derecognized		(18,189)		—				(18,189)
Loss allowance as of December 31, 2022	Ps.	1,444	Ps.	—	Ps.	—	Ps.	1,444
Transfers:
Transfer from stage 2 to stage 1		2		(2)		—		—
Net remeasurement of loss allowance (2)		(122)		2		—		(120)
New financial assets originated or purchased		1,787		—		—		1,787
Financial assets that have been derecognized		(3,089)		—		—		(3,089)
Loss allowance as of December 31, 2023	Ps.	22	Ps.	—	Ps.	—	Ps.	22
Net remeasurement of loss allowance (1)		731		1		—		732
New financial assets originated or purchased		99		—		—		99
Financial assets that have been derecognized		(58)		—		—		(58)
Loss allowance as of December 31, 2024	Ps.	794	Ps.	1	Ps.	—	Ps.	795
(1)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	6	Ps.	—	Ps.	—	Ps.	6

(2) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
	Stage 2		Stage 3
Stage 1	Lifetime ECL not		Lifetime ECL
12-month ECL	credit-impaired		credit-impaired		Total
Ps. (4)	Ps.	—	Ps.	—	Ps.	(4)

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(611)	Ps.	—	Ps.	—	Ps.	(611)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2022	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433
New financial assets originated or purchased		23,119,916		—		1		23,119,917
Financial assets that have been paid		(18,982,865)		—		—		(18,982,865)
Net remeasurement of amortized cost and other receivables		84,916		—		—		84,916
Discontinued operations (1)		249		—		—		249
Loss of control in subsidiary (1)		(1,442,427)		—		—		(1,442,427)
FX and other movements		(30,480)		—		—		(30,480)
Total portfolio as of December 31, 2022	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743
New financial assets originated or purchased		206,661		—		—		206,661
Financial assets that have been paid		(6,003,176)		—		—		(6,003,176)
Net remeasurement of amortized cost and other receivables		(1,390)		—		(1)		(1,391)
FX and other movements		222,770		—		—		222,770
Total portfolio as of December 31, 2023	Ps.	392,607	Ps.	—	Ps.	—	Ps.	392,607
New financial assets originated or purchased		415,418		—		—		415,418
Financial assets that have been paid		(141,132)		—		—		(141,132)
Net remeasurement of amortized cost and other receivables		1,870		—		—		1,870
FX and other movements		36,292		—		—		36,292
Total portfolio as of December 31, 2024	Ps.	705,055	Ps.	—	Ps.	—	Ps.	705,055

(1) See note 1.1 “Discontinued operations of BAC Holding”

Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2022	Ps.	1,066,543	Ps.	1,396,101	Ps.	2,118,360	Ps.	4,581,004
Transfers:
Transfer from stage 1 to stage 2		(142,762)		142,762		—		—
Transfer from stage 1 to stage 3		(70,964)		—		70,964		—
Transfer from stage 2 to stage 3		—		(498,736)		498,736		—
Transfer from stage 3 to stage 2		—		92,189		(92,189)		—
Transfer from stage 2 to stage 1		211,028		(211,028)		—		—
Transfer from stage 3 to stage 1		55,658		—		(55,658)		—
Net remeasurement of loss allowance (5)		(1,000)		863,809		1,245,918		2,108,727
New financial assets originated or purchased		473,946		174,616		267,651		916,213
Financial assets that have been derecognized		(201,480)		(149,438)		(175,323)		(526,241)
Unwind of discount (2)		—		13		119,709		119,722
FX and other movements		(2,575)		9,007		3,555		9,987
Discontinued operations (1)		(9,751)		15,493		240,008		245,750
Loss of control in subsidiary (1)		(412,745)		(585,225)		(802,042)		(1,800,012)
Write-offs		(125,994)		(396,404)		(1,820,840)		(2,343,238)
Loss allowance as of December 31, 2022	Ps.	839,904	Ps.	853,159	Ps.	1,618,849	Ps.	3,311,912
Transfers:
Transfer from stage 1 to stage 2		(276,858)		276,858		—		—
Transfer from stage 1 to stage 3		(429,739)		—		429,739		—
Transfer from stage 2 to stage 3		—		(1,004,192)		1,004,192		—
Transfer from stage 3 to stage 2		—		257,854		(257,854)		—
Transfer from stage 2 to stage 1		300,775		(300,775)		—		—
Transfer from stage 3 to stage 1		71,599		—		(71,599)		—
Net remeasurement of loss allowance (4)		484,735		1,310,059		2,145,306		3,940,100
New financial assets originated or purchased		473,697		238,963		481,362		1,194,022
Financial assets that have been derecognized		(214,602)		(98,788)		(394,718)		(708,108)
Sales of portfolio		(2,369)		(1,809)		(162,897)		(167,075)
Unwind of discount (2)		—		46		183,157		183,203
FX and other movements		(3,200)		(4,786)		(5,378)		(13,364)
Write-offs		(101,945)		(533,321)		(2,797,978)		(3,433,244)
Loss allowance as of December 31, 2023	Ps.	1,141,997	Ps.	993,268	Ps.	2,172,181	Ps.	4,307,446
Transfers:
Transfer from stage 1 to stage 2		(265,008)		265,008		—		—
Transfer from stage 1 to stage 3		(378,612)		—		378,612		—
Transfer from stage 2 to stage 3		—		(1,030,039)		1,030,039		—
Transfer from stage 3 to stage 2		—		117,468		(117,468)		—
Transfer from stage 2 to stage 1		238,008		(238,008)		—		—
Transfer from stage 3 to stage 1		77,112		—		(77,112)		—
Net remeasurement of loss allowance (3)		285,228		1,160,328		2,157,929		3,603,485
New financial assets originated or purchased		296,328		137,990		467,654		901,972
Financial assets that have been derecognized		(250,818)		(84,915)		(330,260)		(665,993)
Sales of portfolio		(21)		(602)		(9,441)		(10,064)
Unwind of discount (2)		—		26		199,790		199,816
FX and other movements		3,660		2,365		3,018		9,043
Write-offs		(41,956)		(395,579)		(3,742,152)		(4,179,687)
Loss allowance as of December 31, 2024	Ps.	1,105,918	Ps.	927,310	Ps.	2,132,790	Ps.	4,166,018

(1)       See note 1.1 “Discontinued operations of BAC Holding”

(2)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(3)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of 2023 and the loan portfolio as of 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(147,090)	Ps.	20,156	Ps.	37,244	Ps.	(89,690)

(4)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,239	Ps.	51,135	Ps.	(13,718)	Ps.	94,656

(5)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(54,668)	Ps.	(37,148)	Ps.	(569)	Ps.	(92,385)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2022	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145
Transfers:
Transfer from stage 1 to stage 2		(3,939,985)		3,939,985		—		—
Transfer from stage 1 to stage 3		(456,120)		—		456,120		—
Transfer from stage 2 to stage 3		—		(1,433,947)		1,433,947		—
Transfer from stage 2 to stage 1		2,810,585		(2,810,585)		—		—
Transfer from stage 3 to stage 2		—		258,837		(258,837)		—
Transfer from stage 3 to stage 1		146,229		—		(146,229)		—
New financial assets originated or purchased		34,459,205		1,219,507		564,562		36,243,274
Financial assets that have been paid		(22,753,127)		(2,332,167)		(826,367)		(25,911,661)
Net remeasurement of amortized cost and other receivables		(788,200)		69,133		681,170		(37,897)
Write-offs		(125,994)		(396,404)		(1,820,840)		(2,343,238)
Discontinued operations (1)		1,156,225		(80,679)		(477,697)		597,849
Loss of control in subsidiary (1)		(22,340,862)		(3,498,287)		(882,530)		(26,721,679)
FX and other movements		549,432		164,844		(10,625)		703,651
Total portfolio as of December 31, 2022	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444
Transfers:
Transfer from stage 1 to stage 2		(5,701,009)		5,701,009		—		—
Transfer from stage 1 to stage 3		(1,029,073)		—		1,029,073		—
Transfer from stage 2 to stage 3		—		(2,089,300)		2,089,300		—
Transfer from stage 2 to stage 1		3,616,500		(3,616,500)		—		—
Transfer from stage 3 to stage 2		—		469,333		(469,333)		—
Transfer from stage 3 to stage 1		212,519		11,192		(223,711)		—
New financial assets originated or purchased		32,474,641		1,586,439		4,957,874		39,018,954
Financial assets that have been paid		(28,331,264)		(2,095,326)		(2,091,623)		(32,518,213)
Net remeasurement of amortized cost and other receivables		20,995		126,837		(1,528,765)		(1,380,933)
Write-offs		(101,945)		(533,321)		(2,797,978)		(3,433,244)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Sale of loan portfolio-loss allowance		(2,369)		(1,809)		(162,897)		(167,075)
Sale of loan portfolio-cash		—		(694)		(34,153)		(34,847)
Gain or loss on sale portfolio		—		(59)		10,805		10,746
FX and other movements		(832,014)		(77,989)		(5,218)		(915,221)
Total portfolio as of December 31, 2023	Ps.	52,856,109	Ps.	4,408,775	Ps.	2,734,727	Ps.	59,999,611
Transfers:
Transfer from stage 1 to stage 2		(4,910,035)		4,910,035		—		—
Transfer from stage 1 to stage 3		(855,865)		—		855,865		—
Transfer from stage 2 to stage 3		—		(2,127,198)		2,127,198		—
Transfer from stage 2 to stage 1		1,875,510		(1,875,510)		—		—
Transfer from stage 3 to stage 2		—		291,914		(291,914)		—
Transfer from stage 3 to stage 1		204,521		—		(204,521)		—
New financial assets originated or purchased		29,868,948		1,482,560		3,834,567		35,186,075
Financial assets that have been paid		(25,133,605)		(1,989,366)		(2,953,029)		(30,076,000)
Net remeasurement of amortized cost and other receivables		301,843		(42,975)		254,508		513,376
Write-offs		(41,956)		(395,579)		(3,742,152)		(4,179,687)
Sale of loan portfolio-loss allowance		(21)		(602)		(9,441)		(10,064)
Sale of loan portfolio-cash		(5)		(143)		(1,510)		(1,658)
Gain or loss on sale portfolio		(20)		(558)		(4,969)		(5,547)
FX and other movements		523,841		25,899		479		550,219
Total portfolio as of December 31, 2024	Ps.	54,689,265	Ps.	4,687,252	Ps.	2,599,808	Ps.	61,976,325

(1) See note 1.1 “Discontinued operations of BAC Holding”

Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2022	Ps.	93,122	Ps.	286,903	Ps.	352,382	Ps.	732,407
Transfers:
Transfer from stage 1 to stage 2		(4,775)		4,775		—		—
Transfer from stage 1 to stage 3		(266)		—		266		—
Transfer from stage 2 to stage 3		—		(28,228)		28,228		—
Transfer from stage 3 to stage 2		—		10,553		(10,553)		—
Transfer from stage 2 to stage 1		70,544		(70,544)		—		—
Transfer from stage 3 to stage 1		15,267		—		(15,267)		—
Net remeasurement of loss allowance (5)		(55,643)		19,536		25,930		(10,177)
New financial assets originated or purchased		12,837		4,133		9,982		26,952
Financial assets that have been derecognized		(27,664)		(8,938)		(5,375)		(41,977)
Unwind of discount (2)		—		1		17,084		17,085
FX and other movements		(4,930)		9,709		1,148		5,927
Discontinued operations (1)		(6,193)		1,917		9,998		5,722
Loss of control in subsidiary (1)		(41,518)		(173,351)		(126,763)		(341,632)
Write-offs		(2,018)		(3,827)		(36,021)		(41,866)
Loss allowance as of December 31, 2022	Ps.	48,763	Ps.	52,639	Ps.	251,039	Ps.	352,441
Transfers:
Transfer from stage 1 to stage 2		(7,295)		7,295		—		—
Transfer from stage 1 to stage 3		(635)		—		635		—
Transfer from stage 2 to stage 3		—		(35,387)		35,387		—
Transfer from stage 3 to stage 2		—		9,526		(9,526)		—
Transfer from stage 2 to stage 1		26,638		(26,638)		—		—
Transfer from stage 3 to stage 1		10,329		—		(10,329)		—
Net remeasurement of loss allowance (4)		(14,157)		63,399		(21,731)		27,511
New financial assets originated or purchased		9,654		7,711		56,558		73,923
Financial assets that have been derecognized		(20,196)		(6,486)		(8,896)		(35,578)
Unwind of discount (2)		12		—		16,988		17,000
FX and other movements		332		(2,125)		(2,483)		(4,276)
Write-offs		(8,365)		(3,601)		(39,068)		(51,034)
Loss allowance as of December 31, 2023	Ps.	45,080	Ps.	66,333	Ps.	268,574	Ps.	379,987
Transfers:
Transfer from stage 1 to stage 2		(9,481)		9,481		—		—
Transfer from stage 1 to stage 3		(414)		—		414		—
Transfer from stage 2 to stage 3		—		(48,596)		48,596		—
Transfer from stage 3 to stage 2		—		13,789		(13,789)		—
Transfer from stage 2 to stage 1		30,885		(30,885)		—		—
Transfer from stage 3 to stage 1		9,525		—		(9,525)		—
Net remeasurement of loss allowance (3)		6,687		74,143		66,506		147,336
New financial assets originated or purchased		9,943		4,590		10,008		24,541
Financial assets that have been derecognized		(10,560)		(5,716)		(10,079)		(26,355)
Unwind of discount (2)		—		—		21,019		21,019
FX and other movements		241		1,270		1,330		2,841
Write-offs		(21,818)		(12,570)		(41,666)		(76,054)
Loss allowance as of December 31, 2024	Ps.	60,088	Ps.	71,839	Ps.	341,388	Ps.	473,315

(1)  See note 1.1 “Discontinued operations of BAC Holding”

(2)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(3)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of 2023 and the loan portfolio as of 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,468)	Ps.	3,316	Ps.	142	Ps.	1,990

(4)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	5,207	Ps.	4,604	Ps.	3,914	Ps.	13,725

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(63,752)	Ps.	(17,595)	Ps.	(9,268)	Ps.	(90,615)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2022	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316
Transfers:
Transfer from stage 1 to stage 2		(896,435)		896,435		—		—
Transfer from stage 1 to stage 3		(13,682)		—		13,682		—
Transfer from stage 2 to stage 3		—		(219,362)		219,362		—
Transfer from stage 2 to stage 1		1,954,180		(1,954,180)		—		—
Transfer from stage 3 to stage 2		—		72,617		(72,617)		—
Transfer from stage 3 to stage 1		67,285		—		(67,285)		—
New financial assets originated or purchased		4,715,113		53,475		6,304		4,774,892
Financial assets that have been paid		(1,891,256)		(197,058)		(103,664)		(2,191,978)
Net remeasurement of amortized cost and other receivables		(130,620)		39,252		83,758		(7,610)
Write-offs		(2,018)		(3,827)		(36,021)		(41,866)
Discontinued operations (1)		268,497		(1,219,303)		(650,834)		(1,601,640)
Loss of control in subsidiary (1)		(10,977,834)		(1,859,006)		(383)		(12,837,223)
FX and other movements		390,049		272,242		6,173		668,464
Total portfolio as of December 31, 2022	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355
Transfers:
Transfer from stage 1 to stage 2		(1,382,946)		1,382,946		—		—
Transfer from stage 1 to stage 3		(40,569)		—		40,569		—
Transfer from stage 2 to stage 3		—		(271,352)		271,352		—
Transfer from stage 2 to stage 1		1,082,759		(1,082,759)		—		—
Transfer from stage 3 to stage 2		—		66,023		(66,023)		—
Transfer from stage 3 to stage 1		79,530		—		(79,530)		—
New financial assets originated or purchased		3,594,678		71,626		2,094,419		5,760,723
Financial assets that have been paid		(2,142,766)		(109,535)		(2,147,384)		(4,399,685)
Net remeasurement of amortized cost and other receivables		35,508		18,036		48,059		101,603

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Write-offs		(8,365)		(3,601)		(39,068)		(51,034)
FX and other movements		(723,260)		(70,394)		(15,102)		(808,756)
Total portfolio as of December 31, 2023	Ps.	16,720,997	Ps.	1,160,785	Ps.	604,424	Ps.	18,486,206
Transfers:
Transfer from stage 1 to stage 2		(1,532,164)		1,532,164		—		—
Transfer from stage 1 to stage 3		(45,518)		—		45,518		—
Transfer from stage 2 to stage 3		—		(381,561)		381,561		—
Transfer from stage 2 to stage 1		1,036,878		(1,036,878)		—		—
Transfer from stage 3 to stage 2		—		96,914		(96,914)		—
Transfer from stage 3 to stage 1		90,665		—		(90,665)		—
New financial assets originated or purchased		5,389,136		63,254		55,457		5,507,847
Financial assets that have been paid		(2,280,710)		(116,394)		(127,047)		(2,524,151)
Net remeasurement of amortized cost and other receivables		98,729		13,250		53,838		165,817
Write-offs		(21,818)		(12,570)		(41,666)		(76,054)
FX and other movements		417,334		48,069		10,659		476,062
Total portfolio as of December 31, 2024	Ps.	19,873,529	Ps.	1,367,033	Ps.	795,165	Ps.	22,035,727

(1) See note 1.1 “Discontinued operations of BAC Holding”

Microcredit [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2022	Ps.	6,740	Ps.	13,291	Ps.	85,039	Ps.	105,070
Transfers:
Transfer from stage 1 to stage 2		(2,285)		2,285		—		—
Transfer from stage 1 to stage 3		(816)		—		816		—
Transfer from stage 2 to stage 3		—		(10,682)		10,682		—
Transfer from stage 3 to stage 2		—		1,440		(1,440)		—
Transfer from stage 2 to stage 1		2,901		(2,901)		—		—
Transfer from stage 3 to stage 1		339		—		(339)		—
Net remeasurement of loss allowance (4)		(3,625)		4,222		2,753		3,350
New financial assets originated or purchased		5,480		197		17		5,694
Financial assets that have been derecognized		(2,248)		(926)		(373)		(3,547)
Unwind of discount (1)		—		—		9,052		9,052
Write-offs		(248)		(2,004)		(78,396)		(80,648)
Loss allowance as of December 31, 2022	Ps.	6,238	Ps.	4,922	Ps.	27,811	Ps.	38,971
Transfers:
Transfer from stage 1 to stage 2		(3,411)		3,411		—		—
Transfer from stage 1 to stage 3		(1,308)		—		1,308		—
Transfer from stage 2 to stage 3		—		(10,612)		10,612		—
Transfer from stage 3 to stage 2		—		1,374		(1,374)		—
Transfer from stage 2 to stage 1		1,729		(1,729)		—		—
Transfer from stage 3 to stage 1		210		—		(210)		—
Net remeasurement of loss allowance (3)		6,322		10,395		12,816		29,533
New financial assets originated or purchased		4,647		97		54		4,798
Financial assets that have been derecognized		(1,953)		(265)		(212)		(2,430)
Unwind of discount (1)		—		—		7,016		7,016
Write-offs		(406)		(1,227)		(22,595)		(24,228)
Loss allowance as of December 31, 2023	Ps.	12,068	Ps.	6,366	Ps.	35,226	Ps.	53,660
Transfers:
Transfer from stage 1 to stage 2		(2,380)		2,380		—		—
Transfer from stage 1 to stage 3		(24,943)		—		24,943		—
Transfer from stage 2 to stage 3		—		(8,815)		8,815		—
Transfer from stage 3 to stage 2		—		536		(536)		—
Transfer from stage 2 to stage 1		912		(912)		—		—
Transfer from stage 3 to stage 1		57		—		(57)		—
Net remeasurement of loss allowance (2)		20,456		6,140		(3,299)		23,297
New financial assets originated or purchased		2,627		69		19		2,715
Financial assets that have been derecognized		(5,694)		(5,123)		(26,097)		(36,914)
Sales of portfolio		(3,042)		(191)		(26,398)		(29,631)
Unwind of discount (1)		—		—		1,684		1,684
Write-offs		(2)		(436)		(10,755)		(11,193)
Loss allowance as of December 31, 2024	Ps.	59	Ps.	14	Ps.	3,545	Ps.	3,618
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
	Stage 2		Stage 3
Stage 1	Lifetime ECL not		Lifetime ECL
12-month ECL	credit-impaired		credit-impaired		Total
Ps. (8)	Ps.	6	Ps.	—	Ps.	(2)

(3)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of  December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired	Total
Ps.	(96)	Ps.	29	Ps. (6)	Ps.	(73)

(4)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of  December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(378)	Ps.	333	Ps.	(86)	Ps.	(131)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2022	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739
Transfers:
Transfer from stage 1 to stage 2		(27,202)		27,202		—		—
Transfer from stage 1 to stage 3		(5,892)		—		5,892		—
Transfer from stage 2 to stage 3		—		(26,762)		26,762		—
Transfer from stage 2 to stage 1		21,110		(21,110)		—		—
Transfer from stage 3 to stage 2		—		3,683		(3,683)		—
Transfer from stage 3 to stage 1		980		—		(980)		—
New financial assets originated or purchased		219,226		57		34		219,317
Financial assets that have been paid		(177,589)		(12,754)		(17,655)		(207,998)
Net remeasurement of amortized cost and other receivables		6,687		2,382		10,241		19,310
Write-offs		(248)		(2,004)		(78,396)		(80,648)
Total portfolio as of December 31, 2022	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720
Transfers:
Transfer from stage 1 to stage 2		(36,169)		36,169		—		—
Transfer from stage 1 to stage 3		(10,609)		—		10,609		—
Transfer from stage 2 to stage 3		—		(25,030)		25,030		—
Transfer from stage 2 to stage 1		9,226		(9,226)		—		—
Transfer from stage 3 to stage 2		—		2,946		(2,946)		—
Transfer from stage 3 to stage 1		516		—		(516)		—
New financial assets originated or purchased		214,273		1,387		41,681		257,341
Financial assets that have been paid		(178,828)		(6,329)		(22,883)		(208,040)
Net remeasurement of amortized cost and other receivables		4,054		1,207		(20,525)		(15,264)
Write-offs		(406)		(1,227)		(22,595)		(24,228)
Total portfolio as of December 31, 2023	Ps.	226,548	Ps.	13,953	Ps.	37,028	Ps.	277,529
Transfers:
Transfer from stage 1 to stage 2		(18,434)		18,434		—		—
Transfer from stage 1 to stage 3		(5,297)		—		5,297		—
Transfer from stage 2 to stage 3		—		(14,840)		14,840		—
Transfer from stage 2 to stage 1		3,202		(3,202)		—		—
Transfer from stage 3 to stage 2		—		1,329		(1,329)		—
Transfer from stage 3 to stage 1		153		—		(153)		—
New financial assets originated or purchased		329,590		16,273		58,483		404,346
Financial assets that have been paid		(317,251)		(19,019)		(37,916)		(374,186)
Net remeasurement of amortized cost and other receivables		4,241		135		(8,701)		(4,325)
Write-offs		(2)		(436)		(10,755)		(11,193)
Sale of loan portfolio-loss allowance		(3,042)		(191)		(26,398)		(29,631)
Sale of loan portfolio-cash		(218,931)		(12,397)		(26,837)		(258,165)
Total portfolio as of December 31, 2024	Ps.	777	Ps.	39	Ps.	3,559	Ps.	4,375

Other accounts receivable, general approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2022	Ps.	18,939	Ps.	16,771	Ps.	129,449	Ps.	165,159
Net remeasurement of loss allowance		7,680		2,190		48,003		57,873
FX and other movements		1,748		1,240		177		3,165
Write-offs		(3,390)		—		(37,506)		(40,896)
Loss allowance as of December 31, 2022	Ps.	24,977	Ps.	20,201	Ps.	140,123	Ps.	185,301
Net remeasurement of loss allowance		4,389		257		46,867		51,513
FX and other movements		(1,789)		(1,270)		(2,464)		(5,523)
Write-offs		(1,612)		—		(43,397)		(45,009)
Loss allowance as of December 31, 2023	Ps.	25,965	Ps.	19,188	Ps.	141,129	Ps.	186,282
Net remeasurement of loss allowance		4,932		2,779		58,789		66,500
FX and other movements		860		229		3,212		4,301
Write-offs		(531)		—		(85,622)		(86,153)
Loss allowance as of December 31, 2024	Ps.	31,226	Ps.	22,196	Ps.	117,508	Ps.	170,930

Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2024
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	15,962,982	Ps.	—	Ps.	—	Ps.	15,962,982
Corporate		—		—		1,298		1,298
Total investment grade	Ps.	15,962,982	Ps.	—	Ps.	1,298	Ps.	15,964,280

(*)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2023
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	14,569,999	Ps.	—	Ps.	—	Ps.	14,569,999
Corporate		—		—		1,535		1,535
Total investment grade	Ps.	14,569,999	Ps.	—	Ps.	1,535	Ps.	14,571,534

(*)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Other accounts receivable, simplified approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

	Loss allowance
Loss allowance as of January 1, 2022	Ps.	217,643
Loss of control in subsidiary (1)		(33,024)
Discontinued operations (1)		469
Entity liquidation		(1,592)
Provision charged to profit or loss		27,519
Recovery for partial payments from the clients		(6,751)
Write-offs		(7,948)
Exchange gains (losses) in foreign currency		799
Loss allowance as of December 31, 2022	Ps.	197,115
Entity deconsolidation		(3,245)
Provision charged to profit or loss		39,750
Recovery for partial payments from the clients		(14,599)
Write-offs		(18,516)
Exchange gains (losses) in foreign currency		(1,123)
Loss allowance as of December 31, 2023	Ps.	199,382
Provision charged to profit or loss		56,296
Recovery for partial payments from the clients		(29,727)
Write-offs		(35,436)
Exchange gains (losses) in foreign currency		526
Loss allowance as of December 31, 2024	Ps.	191,041

(1) See note 1.1 “Discontinued operations of BAC Holding”

Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness
e)	Other accounts receivable at FVTPL

	December 31, 2024		December 31, 2023
Investment grade
Sovereign (*)(**)	Ps.	4,181,835	Ps.	3,830,916
Total investment grade	Ps.	4,181,835	Ps.	3,830,916

(*)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**) Sovereign corresponds to the financial assets in concession arrangements rights at fair value.

Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness
d)	Investments in debt securities at amortized cost

	December 31, 2024
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	2,584,348	Ps.	—	Ps.	—	Ps.	2,584,348
Financial entities		2,321,902		—		—		2,321,902
Total investment grade	Ps.	4,906,250	Ps.	—	Ps.	—	Ps.	4,906,250
Speculative grade
Other public entities (**)	Ps.	5,563,208	Ps.	—	Ps.	—	Ps.	5,563,208
Corporate		64,709		—		—		64,709
Financial Entities		6,647		—		—		6,647
Total speculative grade	Ps.	5,634,564	Ps.	—	Ps.	—	Ps.	5,634,564
Without Grade or Not available
Corporate	Ps.	76,915	Ps.	68,638	Ps.	—	Ps.	145,553
Financial Entities		22,000		—		—		22,000
Total Without Grade or Not available	Ps.	98,915	Ps.	68,638	Ps.	—	Ps.	167,553
	Ps.	10,639,729	Ps.	68,638	Ps.	—	Ps.	10,708,367

(*)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)  Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2023
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	2,593,978	Ps.	—	Ps.	—	Ps.	2,593,978
Financial entities		2,016,078		—		—		2,016,078
Total investment grade	Ps.	4,610,056	Ps.	—	Ps.	—	Ps.	4,610,056
Speculative grade
Other public entities (**)	Ps.	5,112,355	Ps.	—	Ps.	—	Ps.	5,112,355
Corporate		63,824		—		—		63,824
Financial entities		5,761		—		—		5,761
Total speculative grade	Ps.	5,181,940	Ps.	—	Ps.	—	Ps.	5,181,940
Without Grade or Not available
Corporate	Ps.	83,066	Ps.	60,344	Ps.	—	Ps.	143,410
Financial Entities		61,155		—		—		61,155
Total Without Grade or Not available	Ps.	144,221	Ps.	60,344	Ps.	—	Ps.	204,565
	Ps.	9,936,217	Ps.	60,344	Ps.	—	Ps.	9,996,561

(*)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)  Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Disclosure of reconciliations of loan allowance

|
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2022	Ps.	3,297	Ps.	7,401	Ps.	—	Ps.	10,698
Net remeasurement of loss allowance (5)		19,761		547		—		20,308
New financial assets originated or purchased		2,198		—		—		2,198
Financial assets that have been derecognized		(1,015)		(1,090)		—		(2,105)
Discontinued operations (1)		(85)		—		—		(85)
Loss of control in subsidiary (2)		(503)		—		—		(503)
FX and other movements		4,910		1,509		—		6,419
Loss allowance balance as of December 31, 2022	Ps.	28,563	Ps.	8,367	Ps.	—	Ps.	36,930
Transfer from stage 2 to stage 1		1,485		(1,485)		—		—
Net remeasurement of loss allowance (4)		(14,315)		(996)		—		(15,311)
New financial assets originated or purchased		2,669		—		—		2,669
Financial assets that have been derecognized		(1,466)		—		—		(1,466)
FX and other movements		(4,323)		(1,617)		—		(5,940)
Loss allowance balance as of December 31, 2023	Ps.	12,613	Ps.	4,269	Ps.	—	Ps.	16,882
Net remeasurement of loss allowance (3)		(1,774)		(562)		—		(2,336)
New financial assets originated or purchased		3,279		—		—		3,279
Financial assets that have been derecognized		(1,366)		—		—		(1,366)
FX and other movements		1,577		639		—		2,216
Loss allowance balance as of December 31, 2024	Ps.	14,329	Ps.	4,346	Ps.	—	Ps.	18,675

(1)  See note 1.1 “Discontinued operations of BAC Holding”

(2)   Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31, 2023 and the investments portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(404)	Ps.	—	Ps.	—	Ps.	(404)

(4)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31, 2022 and the investments portfolio as of December 31, 2023.

December 31, 2023
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,632	Ps.	—	Ps.	—	Ps.	9,632

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31, 2021 and the investments portfolio as of December 31, 2022.

December 31, 2022
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(70)	Ps.	48	Ps.	—	Ps.	(22)

Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2022	Ps.	123,978	Ps.	—	Ps.	—	Ps.	123,978
Net remeasurement of loss allowance (5)		(3,217)		—		—		(3,217)
New financial assets originated or purchased		4,409		—		—		4,409
Financial assets that have been derecognized		(4,870)		—		—		(4,870)
Discontinued operations (1)		2,935		—		—		2,935
Loss of control in subsidiary (2)		(111,358)		—		—		(111,358)
FX and other movements		809		—		—		809
Loss allowance balance as of December 31, 2022	Ps.	12,686	Ps.	—	Ps.	—	Ps.	12,686
Net remeasurement of loss allowance (4)		(892)		—		—		(892)
New financial assets originated or purchased		6,470		—		—		6,470
Financial assets that have been derecognized		(4,342)		—		—		(4,342)
FX and other movements		(950)		—		—		(950)
Loss allowance balance as of December 31, 2023	Ps.	12,972	Ps.	—	Ps.	—	Ps.	12,972
Net remeasurement of loss allowance (3)		452		—		—		452
New financial assets originated or purchased		9,029		—		—		9,029
Financial assets that have been derecognized		(4,895)		—		—		(4,895)
FX and other movements		752		—		—		752
Loss allowance balance as of December 31, 2024	Ps.	18,310	Ps.	—	Ps.	—	Ps.	18,310

(1)   See note 1.1 “Discontinued operations of BAC Holding”

(2)   Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31, 2023 and the investments portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(90)	Ps.	—	Ps.	—	Ps.	(90)

(4)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31, 2022 and the investments portfolio as of December 31, 2023.

December 31, 2023
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(359)	Ps.	—	Ps.	—	Ps.	(359)

(5)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31, 2021 and the investments portfolio as of December 31, 2022.

December 31, 2022
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,056)	Ps.	—	Ps.	—	Ps.	(1,056)

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2024		2023
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	15,207,640	Ps.	14,491,881
Securities issued or secured by other Colombian Government entities		173,682		325,588
Securities issued or secured by other financial entities		813,342		918,788
Securities issued or secured by non-financial sector entities		3,968		961
Others		202,264		212,635
Total In Colombian Pesos	Ps.	16,400,896	Ps.	15,949,853
In foreign currency
Securities issued or secured by Colombian Government	Ps.	3,060,268	Ps.	2,298,912
Securities issued or secured by other Colombian Government entities		289,063		538,200
Securities issued or secured by foreign Governments		4,502,810		2,507,038
Securities issued or secured by central banks		204,855		145,489
Securities issued or secured by other financial entities		1,813,441		1,223,859
Securities issued or secured by non-financial sector entities		245,692		213,610
Others		533,173		449,815
Total In foreign currency	Ps.	10,649,302	Ps.	7,376,923
Total debt securities at FVOCI	Ps.	27,050,198	Ps.	23,326,776

Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

Credit worthiness	December 31, 2024		December 31, 2023
Investment grade	Ps.	622,273	Ps.	1,398,093
Speculative		774		22,274
Without grade or not available		400,266		705,862
Total	Ps.	1,023,313	Ps.	2,126,229